THE LEXINGTON FUNDS
                                  P.O. Box 1515

                             Park 80 West Plaza Two

                         Saddle Brook, New Jersey 07663

                                            Shareholder Services--1-800-526-0056
                                                                  1-201-845-7300

                        Institutional/Financial Adviser Services--1-800-367-9160
                                     24 Hour Account Information--1-800-526-0052

PROSPECTUS


May 1, 1997


      The following eleven mutual funds (each a "Fund," and collectively the "Funds") are offered in this Prospectus:


    FUND NAME                                                     NASDAQ SYMBOL
    Lexington Convertible Securities Fund                            CNCVX
    Lexington Crosby Small Cap Asia Growth Fund, Inc.                LXCAX
    Lexington GNMA Income Fund, Inc.                                 LEXNX
    Lexington Goldfund, Inc.                                         LEXMX
    Lexington Growth and Income Fund, Inc.                           LEXRX
    Lexington International Fund, Inc.                               LEXIX
    Lexington Money Market Trust                                     LMMXX
    Lexington Ramirez Global Income Fund                             LEBDX
    Lexington SmallCap Value Fund, Inc.                              LESVX
    Lexington Troika Dialog Russia Fund, Inc.                        LETRX
    Lexington Worldwide Emerging Markets Fund, Inc.                  LEXGX


      Each Fund's shares offered in this Prospectus are sold at net asset value with no sales load, no commissions and (except for certain redemptions of the Lexington Troika Dialog Russia Fund) no redemption or exchange fees. The minimum initial investment in each Fund is $1000 ($5,000 for the Lexington Troika Dialog Russia Fund), and subsequent investments must be at least $50. See "How to Invest in the Funds."


      Each Fund is an open-end management investment company and managed by Lexington Management Corporation (the "Manager"), an affiliate of Lexington Funds Distributor Inc. (the "Distributor"). Each Fund has its own investment objective and policies designed to meet different investment goals. The Lexington Convertible Securities and Lexington Ramirez Global Income Funds may invest without limitation in lower rated debt securities commonly referred to as "junk bonds." Investments of this type are subject to greater risk of loss of principal and interest. Lexington Troika Dialog Russia Fund involves speculative investments and special risks, such as political, economic and legal uncertainties, currency fluctuations, portfolio settlement and custody risks and risks of loss arising out of Russia's system of share registration. The Fund may not be appropriate for all investors. As with all mutual funds, there is no guarantee a Fund will achieve its objective.

      Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated May 1,1997, has been filed with the Securities and Exchange Commission, is incorporated to this Prospectus by reference and is available without charge by calling the appropriate telephone number above or writing to the address listed above. Information about the Lexington Funds is available on the Internet at http://www.sec.gov or http://www.lexingtonfunds.com

     AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE LEXINGTON MONEY MARKET TRUST WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF (OR ENDORSED OR GUARANTEED BY)ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTING IN MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL, AND THEIR VALUE AND RETURN WILL FLUCTUATE.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS

The Lexington Funds ...............................  3
Fees and Expenses of the Funds ....................  5
Financial Highlights ..............................  8
The Funds' Investment Objectives
  and Policies .................................... 19
Portfolio Securities .............................. 28
Other Investment Practices ........................ 32
Risk Considerations ............................... 34
Management of the Funds ........................... 41
How to Contact the Funds .......................... 52
How to Invest in the Funds ........................ 52
How to Redeem an Investment
  in the Funds .................................... 55
Exchange/Telephone Redemption
   Privileges and Restrictions .................... 58
How Net Asset Value is Determined ................. 59
Dividends and Distributions ....................... 61
Taxation .......................................... 62
General Information ............................... 63
Back-up Withholding ............................... 65
Glossary .......................................... 66

THE LEXINGTON FUNDS

      The Funds' investment objectives are summarized below. See "The Funds' Investment Objectives and Policies" beginning on page 19, "Portfolio Securities" beginning on page 28, "Other Investment Practices" beginning on page 19 and "Risk Considerations" beginning on page 35 for more detailed information.

INTERNATIONAL FUNDS

LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND, INC.

      The Lexington Crosby Small Cap Asia Growth Fund's investment objective is to seek long-term capital appreciation through investment in common stocks and equivalents of companies domiciled in the Asia Region with a market capitalization of less than $1 billion.


LEXINGTON INTERNATIONAL FUND, INC.


      The Lexington International Fund's investment objective is to seek long-term growth of capital through investment in common stocks and equivalents of companies domiciled in foreign countries.

LEXINGTON RAMIREZ GLOBAL INCOME FUND

      The Lexington Ramirez Global Income Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The Lexington Ramirez Global Income Fund invests in a combination of foreign and domestic high-yield, lower rated debt securities, commonly known as "junk bonds."

LEXINGTON TROIKA DIALOG RUSSIA FUND, INC.


      The Lexington Troika Dialog Russia Fund's investment objective is to seek long-term capital appreciation through investment primarily in the equity securities of Russian companies.


LEXINGTON WORLDWIDE EMERGING MARKETS FUND, INC.

      The Lexington Worldwide Emerging Markets Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets.

DOMESTIC EQUITY FUNDS

LEXINGTON CONVERTIBLE SECURITIES FUND

      The Lexington Convertible Securities Fund's investment objective is total return which it seeks to achieve by providing capital appreciation, current income and conservation of the shareholders capital.

LEXINGTON GROWTH AND INCOME FUND, INC.

      The Lexington Growth and Income Fund's principal investment objective is long term appreciation of capital. Income is a secondary objective.

LEXINGTON SMALLCAP VALUE FUND, INC.

      The Lexington SmallCap Value Fund's principal investment objective is long term capital appreciation. The Lexington SmallCap Value Fund will seek to obtain its objective through investment in common stocks and equivalents primarily of companies domiciled in the United States with a market capitalization of less than $1 billion.

PRECIOUS METALS FUNDS

LEXINGTON GOLDFUND, INC.

      The Lexington Goldfund's investment objective is to attain capital appreciation and such hedge against loss of buying power as may be obtained through investment in gold securities of companies engaged in mining or processing gold throughout the world.

DOMESTIC FIXED-INCOME FUNDS

LEXINGTON GNMA INCOME FUND, INC.

      The Lexington GNMA Income Fund's investment objective is to seek a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA ("Ginnie Mae") Certificates that are guaranteed as to the timely payment of principal and interest by the United States Government.

MONEY MARKET FUNDS

LEXINGTON MONEY MARKET TRUST

      The Lexington Money Market Trust's investment objective is to seek as high a level of current income from short-term investments as is consistent with the preservation of capital and liquidity. The Lexington Money Market Trust seeks to maintain a stable net asset value of $1 per share.

FEES AND EXPENSES OF THE FUNDS

SHAREHOLDER TRANSACTION EXPENSES

      An investor would pay the following charges when buying or redeeming shares of a Fund:

                                 MAXIMUM
         MAXIMUM                  SALES
          SALES               LOAD IMPOSED           DEFERRED SALES         REDEMPTION
      LOAD IMPOSED            ON REINVESTED               LOAD                 FEES+           EXCHANGE FEES
      ON PURCHASES              DIVIDENDS
------------------------------------------------------------------------------------------------------------
      None                    None                    None                  None                None
------------------------------------------------------------------------------------------------------------

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. LEXINGTON TROIKA DIALOG RUSSIA FUND ONLY: you will pay a redemption fee of 2% for shares you redeem within 365 days after you have purchased them. See "How to Redeem an Investment in the Funds."

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS):


                                                                                                                       TOTAL FUND
                                                 MANAGEMENT                RULE 12B-1              OTHER                OPERATING
                                                    FEES                      FEES                 FEES                 EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
   INTERNATIONAL FUNDS

   Lexington Crosby Small Cap Asia
     Growth Fund                                    1.25                                           1.17                   2.42 *
   Lexington International Fund                     1.00                      0.25                 0.50                   1.75 *
   Lexington Ramirez Global Income Fund             1.00                      0.25                 0.25                   1.50 *
   Lexington Troika Dialog Russia Fund              1.25                      0.25                 1.65                   3.35 *
   Lexington Worldwide Emerging
     Markets Fund                                   1.00                                           0.76                   1.76
-----------------------------------------------------------------------------------------------------------------------------------
   DOMESTIC EQUITY FUNDS
   Lexington Convertible Securities
      Fund                                          1.00                      0.25                 1.14                   2.39
   Lexington Growth and Income Fund                 0.68                      0.25                 0.20                   1.13
   Lexington SmallCap Value Fund                    1.00                      0.25                 1.23                   2.48 *
-----------------------------------------------------------------------------------------------------------------------------------
   PRECIOUS METALS FUNDS
   Lexington Goldfund                               0.84                      0.25                 0.51                   1.60
-----------------------------------------------------------------------------------------------------------------------------------
   DOMESTIC FIXED-INCOME FUNDS
   Lexington GNMA Income Fund                       0.60                                           0.45                   1.05
-----------------------------------------------------------------------------------------------------------------------------------
   MONEY MARKET FUNDS
   Lexington Money Market Trust                     0.50                                           0.50                   1.00 *
   * Net of reimbursement or waivers


       This table is intended to assist the investor in understanding the various expenses of each Fund. Operating expenses are paid out of a Fund's assets and are factored into the Fund's share price. Each Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year.

EXAMPLE OF EXPENSES FOR THE FUNDS


       Assuming, hypothetically, that each fund's annual return is 5% and that its operating expenses are as set forth on previous page, an investor buying $1,000 of a fund's shares would have paid the following total expenses upon redeeming such shares:


                                                               1 YEAR            3 YEARS             5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
 Lexington Crosby Small Cap Asia Growth Fund                    24.51             75.45              129.05             275.63
 Lexington International Fund                                   17.78             55.11               94.89             206.24
 Lexington Ramirez Global Income Fund                           15.26             47.41               81.84             179.05
 Lexington Troika Dialog Russia Fund                            54.11            103.01              174.55             363.98
 Lexington Worldwide Emerging Markets Fund                      17.89             55.41               95.41             207.31
 Lexington Convertible Securities Fund                          24.21             74.55              127.55             272.63
 Lexington Growth and Income Fund                               11.52             35.91               62.23             137.46
 Lexington SmallCap Value Fund                                  25.11             77.25              132.05             281.60
 Lexington Goldfund                                             16.27             50.49               87.08             190.01
 Lexington GNMA Income Fund                                     10.71             33.41               57.94             128.26
 Lexington Money Market Trust                                   10.20             31.84               55.25             122.46



       This example is to show the effect of expenses. This example does not represent past or future expenses or returns; actual expenses and returns may vary.

       FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS

       The following financial information for the periods ended December 31, 1991 (or inception of Fund, if later), through December 31, 1996, was audited by KPMG Peat Marwick LLP, whose report, dated December 31, 1996, appears in the 1996 Annual Reports of the Funds.


                   LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND

                                                                                                         JULY 3, 1995
                                                                                                 (COMMENCEMENT OF OPERATIONS)
                                                                               1996                  TO DECEMBER 31, 1995
                                                                             --------             ---------------------------
Net asset value, beginning of period                                           $  9.76                     $ 10.00
Income (loss) from investment operations:
 Net investment income (loss)                                                    (0.05)                       0.02
 Net realized and unrealized gain (loss) on investments                           2.54                       (0.24)
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                                    2.49                       (0.22)
Less distributions:
 Distributions from net investment income                                           --                       (0.02)
 Distributions in excess of net investment income                                (0.01)                         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $ 12.24                      $ 9.76
--------------------------------------------------------------------------------------------------------------------------------
Total return                                                                     25.50%                      (4.39)%*
Ratios to average net asset of:
 Expenses, before reimbursement or waiver                                         2.64%                       3.51%*
--------------------------------------------------------------------------------------------------------------------------------
 Expenses, net of reimbursement or waiver                                         2.42%                       1.75%*
 Net investment loss, before reimbursement or waiver                             (0.86)%                     (1.24)%*
 Net investment loss                                                             (0.64)%                      0.52%*
Portfolio turnover                                                              176.49%                      40.22%*
Average commission paid on equity security transactions**                           --                            --
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                         $23,796                       $8,936
--------------------------------------------------------------------------------------------------------------------------------


 *Annualized

**The average commission paid on equity security transactions for the period ended December 31, 1996 is less than $0.05 per share of securities purchased and sold. In accordance with recent SECdisclosure guidelines, average commissions were calculated for the current period and not for prior periods.

                          LEXINGTON INTERNATIONAL FUND

                                                                             1996                 1995                   1994
                                                                             ----                 ----                   ----

Net asset value, beginning of period                                        $10.60                $10.37                $10.00
Income (loss) from investment operations:
    Net investment loss                                                       (.02)                 (.01)                 (.08)
    Net realized and unrealized gain on investments                           1.45                   .61                   .67
--------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                                       1.43                   .60                   .59
Less distributions:
    Distributions from net investment income                                  (.20)                   --                    --
    Dividends in excess of net investment income
      (temporary book-tax difference)                                           --                  (.35)                   --
    Distributions from net realized capital gains                             (.97)                 (.02)                 (.10)
    Distributions in excess of net realized capital
      gains (temporary book-tax difference)                                     --                   --  (.12                )
--------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                      (1.17)                 (.37)                 (.22)
Net asset value, end of period                                              $10.86                $10.60                $10.37
Total return                                                                 13.57%                 5.77%                 5.87%
Ratio to average net assets:
    Expenses                                                                  2.45%                 2.46%                 2.39%
    Net investment loss                                                      (0.39%)                (.12%)                (.94%)
Portfolio turnover                                                          113.55%               137.72%               100.10%
Average commission paid on equity security transactions*                     $0.03                    --                    --
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                  $18,891               $17,855               $17,843

*IN ACCORDANCE WITH RECENT SECDISCLOSURE GUIDELINES, AVERAGE COMMISSIONS ARE CALCULATED FOR THE CURRENT PERIOD AND NOT FOR PRIOR PERIODS.

                      LEXINGTON RAMIREZ GLOBAL INCOME FUND


                                                                 1996       1995       1994       1993       1992       1991
                                                                 ----       ----       ----       ----       ----       ----
Net asset value, beginning of period                            $10.75     $ 9.80    $ 10.95     $10.39     $10.35     $10.05
Income (loss) from investment operations:
    Net investment income                                         1.01       0.96       0.46       0.53       0.61       0.67
    Net realized and unrealized gain (loss)
      on investments                                              0.36       0.95      (1.16)      0.58       0.04       0.30
-------------------------------------------------------------------------------------------------------------------------------
Total income (loss)
    from investment operations                                    1.37       1.91      (0.70)      1.11       0.65       0.97
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income                         (0.86)     (0.96)     (0.45)     (0.55)     (0.61)     (0.67)
    Distributions from net realized gains                         (.04)     --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                           (.90)     (0.96)     (0.45)     (0.55)     (0.61)     (0.67)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $11.22     $10.75     $ 9.80     $10.95     $10.39     $10.35
-------------------------------------------------------------------------------------------------------------------------------
Total return                                                     13.33%     20.10%     (6.52%)    10.90%      6.51%     10.03%
-------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
-------------------------------------------------------------------------------------------------------------------------------
    Expenses, before reimbursement or waiver                      2.33%      3.07%      1.80%      1.44%      1.54%      1.65%
-------------------------------------------------------------------------------------------------------------------------------
    Expenses, net of reimbursement or waiver                      1.50%      2.75%      1.50%      1.44%      1.50%      1.12%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income, before
      reimbursement or waiver                                     9.49%      9.48%      4.18%      4.83%      5.88%      6.11%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                        10.32%      9.80%      4.48%      4.83%      5.92%      6.64%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               71.83%    164.72%     10.20%     31.06%     31.24%     29.45%
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                        $29,110    $12,255     $10,351    $14,576    $13,085   $12,252
-------------------------------------------------------------------------------------------------------------------------------
*Annualized





                     LEXINGTON RAMIREZ GLOBAL INCOME FUND

                                                                    1990       1989       1988       1987
                                                                    ----       ----       ----       ----
Net asset value, beginning of period                               $10.12     $10.03     $ 9.67     $10.55
Income (loss) from investment operations:
   Net investment income                                            0.73       0.63       0.63       0.78
   Net realized and unrealized gain (loss)
     on investments                                                (0.09)      0.09       0.36      (0.86)
----------------------------------------------------------------------------------------------------------
Total income (loss)
   from investment operations                                       0.64       0.72       0.99     (0.08)
----------------------------------------------------------------------------------------------------------
Less distributions:
Dividends from net investment income                              (0.71)     (0.63)     (0.63)     (0.80)
   Distributions from net realized gains                           --         --         --         --
----------------------------------------------------------------------------------------------------------
   Total distributions                                             (0.71)     (0.63)     (0.63)     (0.80)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.05     $10.12     $10.03     $ 9.67
----------------------------------------------------------------------------------------------------------
Total return                                                        6.62%      7.40%     10.54%    (0.21%)
----------------------------------------------------------------------------------------------------------
 Ratio to average net assets:
----------------------------------------------------------------------------------------------------------
   Expenses, before reimbursement or waiver                         1.61%      1.72%      1.50%      1.97%
----------------------------------------------------------------------------------------------------------
   Expenses, net of reimbursement or waiver                         1.08%      1.20%      1.33%     --
----------------------------------------------------------------------------------------------------------
   Net investment income, before
     reimbursement or waiver                                        6.67%      5.70%      6.16%      5.98%
----------------------------------------------------------------------------------------------------------
   Net investment income                                            7.20%      6.22%      6.33%      7.95%
----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 44.50%     46.60%     67.11%     66.77%
Net assets, end of period (000's omitted)                         $10,707    $12,739    $13,139    $11,049
----------------------------------------------------------------------------------------------------------
Annualized


                       LEXINGTON TROIKA DIALOG RUSSIA FUND

                                                                         JULY 3, 1996 TO
                                                                       DECEMBER 31, 1996**
                                                                       -----------------

Net asset value, beginning of period                                        $12.12
-------------------------------------------------------------------------------------
    Income (loss) from investment operations:
    Net investment income (loss)                                             (0.05)
    Net realized and unrealized gain (loss) on investments                   (0.51)
-------------------------------------------------------------------------------------
Total income (loss) from investment operations                               (0.56)
-------------------------------------------------------------------------------------
    Less distributions:
    Distributions from net investment income
    Distributions from net realized capital gains                            (0.32)
-------------------------------------------------------------------------------------
    Total distributions                                                      (0.32)
-------------------------------------------------------------------------------------
Net asset value, end of period                                              $11.24
-------------------------------------------------------------------------------------
Total return                                                                 (9.01)%*
-------------------------------------------------------------------------------------
Ratios to average net asset of
            EXPENSES, BEFORE REIMBURSEMENT OR WAIVERS                         5.07%*
------------------------------------------------------------------------------------
    Expenses, net of reimbursement or waivers                                 2.65%*
------------------------------------------------------------------------------------
    Net investment loss, before reimbursement or waivers                     (3.69)%*
------------------------------------------------------------------------------------
    Net investment loss                                                      (1.27)%*
------------------------------------------------------------------------------------
Portfolio turnover                                                          115.55%*
------------------------------------------------------------------------------------
Average commission paid on equity security transactions                         --***
------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                  $13,846
------------------------------------------------------------------------------------
  *Annualized

 **The Fund's commencement of operations was June 3, 1996 with the investment of its initial capital. The Fund's registration statement with the Securities and Exchange Commission became effective on July 3, 1996. Financial results prior to the effective date of the Fund's registration statement are not presented in this Financial Highlights Table.

***The average commission paid on equity security transactions for the period ended December 31, 1996 was less than $0.005 per share of securities purchased and sold.


                                                                     LEXINGTON WORLDWIDE EMERGING MARKETS FUND

                                                      1996       1995       1994       1993       1992       1991       1990
                                                      ----       ----       ----       ----       ----       ----       ----

Net asset value, beginning of period                 $10.70     $11.47     $13.96     $ 8.66     $ 9.03     $ 8.56     $10.79
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                --          0.08      (0.01)      0.05       0.07       0.09       0.25
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
  on investments                                       0.79      (0.76)     (1.92)      5.43       0.27       1.97      (1.81)
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss)
 from investment operations                            0.79      (0.68)     (1.93)      5.48       0.34       2.06      (1.56)
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income                 --         (0.08)     --         (0.01)     (0.11)     (0.11)     (0.24)
-----------------------------------------------------------------------------------------------------------------------------
 Distributions in excess of net investment
  income (temporary book-tax difference)              --         (0.01)     --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 Distributions from capital gains                     --         --         (0.47)     (0.17)     (0.60)     (1.48)     (0.43)
-----------------------------------------------------------------------------------------------------------------------------
 Distributions in excess of capital gains
  (temporary book-tax difference)                     --        --          (0.09)    --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                   --         (0.09)     (0.56)     (0.18)     (0.71)     (1.59)     (0.67)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $11.49     $10.70     $11.47     $13.96     $ 8.66     $ 9.03     $ 8.56
-----------------------------------------------------------------------------------------------------------------------------
Total return                                           7.38%     (5.93%)   (13.81%)    63.37%      3.77%     24.19%    (14.44%)
-----------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Expenses                                              1.76%      1.88%      1.65%      1.64%      1.89%      1.97%      1.42%
-------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                         (0.01)%     0.70%     (0.06)%     0.21%      0.75%      0.79%      2.52%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    86.26%     92.85%     75.56%     38.35%     91.27%    112.03%     52.48%
-----------------------------------------------------------------------------------------------------------------------------
Average commission paid on equity security
  transactions*                                       --         --         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $254,673   $265,544   $288,581   $230,473    $30,021    $25,060    $22,192
-------------------------------------------------------------------------------------------------------------------------------



                                                       1989       1988       1987       1986
                                                       ----       ----       ----       ----

Net asset value, beginning of period                  $ 8.72      $8.01     $11.80     $ 9.96
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------
 Net investment income                                  0.13       0.12       0.14       0.16
---------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
  on investments                                        2.32       0.71       0.12       1.88
---------------------------------------------------------------------------------------------
Total income (loss)
 from investment operations                             2.45       0.83       0.26       2.04
---------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income                  (0.21)     (0.12)     (0.38)     (0.20)
---------------------------------------------------------------------------------------------
 Distributions in excess of net investment
  income (temporary book-tax difference)               --         --         --         --
---------------------------------------------------------------------------------------------
 Distributions from capital gains                      (0.17)     --         (3.67)     --
---------------------------------------------------------------------------------------------
 Distributions in excess of capital gains
  (temporary book-tax difference)                     --         --         --         --
---------------------------------------------------------------------------------------------
Total distributions                                    (0.38)     (0.12)     (4.05)     (0.20)
---------------------------------------------------------------------------------------------
Net asset value, end of period                        $10.79     $ 8.72     $ 8.01     $11.80
---------------------------------------------------------------------------------------------
Total return                                           28.11%     10.36%      0.35%     20.73%
---------------------------------------------------------------------------------------------
Ratio to average net assets:
 Expenses                                               1.36%      1.33%      1.34%      1.32%
----------------------------------------------------------------------------------------------
 Net investment income (loss)                           1.18%      1.27%      1.26%      1.24%
---------------------------------------------------------------------------------------------
Portfolio turnover                                     59.07%     47.63%     83.21%     54.20%
---------------------------------------------------------------------------------------------
Average commission paid on equity security
  transactions*                                        --         --         --         --
----------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)             $29,126    $26,389    $25,579    $29,862
----------------------------------------------------------------------------------------------

*The average commission paid on equity security transactions for the year ended December 31, 1996 is less than $0.005 per share of securities purchased and sold. In accordance with recent SECdisclosure guidelines, average commissions are calculated for the current period and not for prior periods.

                     LEXINGTON CONVERTIBLE SECURITIES FUND

                                                                            1996       1995       1994       1993       1992
                                                                            ----       ----       ----       ----       ----
Net asset value, beginning of period                                       $13.66     $11.84     $14.10     $13.80     $12.41
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                             0.11       0.15       0.08        --        0.18
    Net realized and unrealized gain (loss)
              on investments                                                 0.55       2.04       0.10       0.89       1.39
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                          0.66       2.19       0.18       0.89       1.57
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income                                    (0.11)     (0.15)     (0.07)       --       (0.18)
    Dividends from net realized capital gains                               (0.55)     (0.22)     (2.32)     (0.59)        --
    Distribution in excess of capital gains
      (temporary book-tax difference)                                         --         --       (0.05)       --          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (0.66)     (0.37)     (2.44)     (0.59)     (0.18)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $13.66     $13.66     $11.84     $14.10     $13.80
------------------------------------------------------------------------------------------------------------------------------
Total return                                                                 4.89%     18.63%      1.30%      6.53%     12.82%
-------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:

    Expenses, before reimbursement of waiver                                 2.39%      2.52%      2.81%      2.76%      3.02%
-------------------------------------------------------------------------------------------------------------------------------
   Expenses, net of reimbursement or waiver                                 2.39%      2.52%      2.75%      2.76%      2.32%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss), before
      reimbursement or waiver                                                0.77%      1.24%      0.50%     (0.04%)     0.70%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                                    0.77%      1.24%      0.56%     (0.04%)     1.40%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          18.45%     11.23%     38.14%      6.53%     12.58%
-------------------------------------------------------------------------------------------------------------------------------
Average commission paid on equity security transactions*                     0.04      --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                   $11,208     $11,641     $8,117     $8,319    $7,180
-------------------------------------------------------------------------------------------------------------------------------


                                                                             1991       1990       1989       1988
                                                                             ----       ----       ----       ----
Net asset value, beginning of period                                        $ 8.74     $ 9.55     $ 9.51     $ 9.35
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income (loss)                                              0.22       0.50       0.64       0.42
    Net realized and unrealized gain (loss)
              on investments                                                  3.68      (0.81)      0.04       0.19
-------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                                           3.90      (0.31)      0.68       0.61
-------------------------------------------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income                                     (0.23)     (0.50)     (0.64)     (0.42)
    Dividends from net realized capital gains                                   --         --        --       (0.03)
    Distribution in excess of capital gains
      (temporary book-tax difference)                                           --         --        --         --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (0.23)     (0.50)     (0.64)     (0.45)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $12.41      $8.74      $9.55      $9.51
-------------------------------------------------------------------------------------------------------------------
Total return                                                                 45.06%     (3.39%)     7.16%      6.96%
--------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:

    Expenses, before reimbursement of waiver                                  3.42%      4.51%      2.64%      4.12%
--------------------------------------------------------------------------------------------------------------------
   Expenses, net of reimbursement or waiver                                   2.50%      2.68%      2.13%      2.00%
--------------------------------------------------------------------------------------------------------------------
    Net investment income (loss), before
      reimbursement or waiver                                                 1.14%      3.09%      5.74%      3.43%
--------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     2.06%      4.92%      6.25%      5.55%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           29.46%     25.58%     34.23%     39.70%
--------------------------------------------------------------------------------------------------------------------
Average commission paid on equity security transactions*                     --         --         --         --
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                    $6,599     $4,744     $5,986     $6,930
--------------------------------------------------------------------------------------------------------------------

*In accordance with recent SEC disclosure guidelines, the average commission is calculated for the current period, but not for prior periods.


                                       13

                        LEXINGTON GROWTH AND INCOME FUND

                                                                 1996       1995       1994       1993       1992       1991
                                                                 ----       ----       ----       ----       ----       ----
Net asset value, beginning of period                            $15.71     $14.36     $16.16     $16.25     $16.39     $14.24
Income from investment operations:
    Net investment income                                         0.07       0.22       0.17       0.21       0.23       0.35
    Net realized and unrealized gain (loss)
      on investments                                              4.08       3.00      (0.68)      1.94       1.79       3.17
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss)
    from investment operations                                    4.15       3.22      (0.51)      2.15       2.02       3.52
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:

    Dividends from net investment income                         (0.13)     (0.22)     (0.16)     (0.21)     (0.32)     (0.35)
    Distributions from net realized capital gains                (1.17)     (1.65)     (0.91)     (2.03)     (1.84)     (1.02)
    Distributions in excess of net realized
      gains (temporary book-tax difference)                         --       --        (0.22)       --        --          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (1.30)     (1.87)     (1.29)     (2.24)     (2.16)     (1.37)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $18.56     $15.71     $14.36     $16.16     $16.25     $16.39
-----------------------------------------------------------------------------------------------------------------------------
Total return                                                     26.46%     22.57%     (3.11%)    13.22%     12.36%     24.87%
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net asset of:
-----------------------------------------------------------------------------------------------------------------------------
   Expenses                                                      1.13%      1.09%      1.15%      1.29%      1.20%      1.13%
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income                                            0.43%      1.38%      1.06%      1.20%      2.57%      2.19%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                              101.12%    159.94%     63.04%     93.90%     88.13%     80.33%
-----------------------------------------------------------------------------------------------------------------------------
Average commissions paid on equity security transactions*        $0.07      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                     $200,309   $138,901    $124,289   $134,508   $126,241  $121,263
-----------------------------------------------------------------------------------------------------------------------------


                                                                   1990       1989       1988       1987
                                                                   ----       ----       ----       ----
Net asset value, beginning of period                              $16.19     $14.39     $13.58     $19.16
Income from investment operations:
    Net investment income                                           0.60       0.50       0.46       0.43
    Net realized and unrealized gain (loss)
      on investments                                               (2.25)      3.44       0.80       0.02
---------------------------------------------------------------------------------------------------------
Total income (loss)
    from investment operations                                     (1.65)      3.94       1.26       0.45
---------------------------------------------------------------------------------------------------------
Less distributions:

    Dividends from net investment income                           (0.30)     (0.60)     (0.45)     (0.51)
    Distributions from net realized capital gains                     --      (1.54)       --       (5.52)
    Distributions in excess of net realized
      gains (temporary book-tax difference)                          --         --        --         --
---------------------------------------------------------------------------------------------------------
Total distributions                                                (0.30)     (2.14)     (0.45)     (6.03)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $14.24     $16.19     $14.39     $13.58
---------------------------------------------------------------------------------------------------------
Total return                                                      (10.27%)    27.56%      9.38%      0.15%
---------------------------------------------------------------------------------------------------------
Ratios to average net asset of:
---------------------------------------------------------------------------------------------------------
    Expenses                                                        1.04%      1.02%      1.10%      0.96%
---------------------------------------------------------------------------------------------------------
 Net investment income                                              3.91%      2.82%      3.20%      2.37%
---------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 67.39%     64.00%     81.10%     95.28%
---------------------------------------------------------------------------------------------------------
Average commissions paid on equity security transactions*          --         --         --         --
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                       $104,664   $128,329   $111,117   $112,780
---------------------------------------------------------------------------------------------------------

*In accordance with recent SECdisclosure guidelines, the average commission is calculated for the current period, but not for prior periods.

                                       14

                          LEXINGTON SMALLCAP VALUE FUND

                                                                               JANUARY 2, 1996
                                                                        (COMMENCEMENT OF OPERATIONS)
                                                                              DECEMBER 31, 1996
                                                                         ---------------------------
Net asset value, beginning of period                                                 $ 10.00
Income (loss) from investment operations:
    Net investment income (loss)                                                       (0.18)
    Net realized and unrealized gain (loss) on investments                              1.94
----------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                                          1.76
----------------------------------------------------------------------------------------------------
Less distributions:
    Distributions from net realized capital gains                                      (0.03)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $11.73
----------------------------------------------------------------------------------------------------
Total return                                                                          17.50%
----------------------------------------------------------------------------------------------------
Ratios to average net asset of:
----------------------------------------------------------------------------------------------------
    Expenses, before reimbursement or waiver                                           3.04%
----------------------------------------------------------------------------------------------------
    Expenses, net of reimbursement or waiver                                           2.48%
----------------------------------------------------------------------------------------------------
    Net investment loss, before reimbursement or waiver                               (2.34)%
----------------------------------------------------------------------------------------------------
    Net investment loss                                                               (1.78)%
----------------------------------------------------------------------------------------------------
Portfolio turnover                                                                    60.92%
----------------------------------------------------------------------------------------------------
Average commissions paid on equity security transactions                               0.03
----------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                            $8,061
----------------------------------------------------------------------------------------------------
*Annualized


                                       15

                               LEXINGTON GOLDFUND


                                                                 1996       1995       1994       1993       1992       1991
                                                                 ----       ----       ----       ----       ----       ----
Net asset value, beginning of period                             $6.24     $ 6.37     $ 6.90     $ 3.70     $ 4.68     $ 5.03
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                                         0.02        --        0.03       0.01       0.02       0.04
    Net realized and unrealized gain (loss)
      on investments                                              0.50      (0.12)     (0.53)      3.21      (0.98)     (0.35)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss)
    from investment operations                                    0.52      (0.12)     (0.50)      3.22      (0.96)     (0.31)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income                         (0.79)     (0.01)     (0.03)     (0.02)     (0.02)     (0.04)
    Distributions from net realized capital gains                   --       --         --       --           --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.79)     (0.01)     (0.03)     (0.02)     (0.02)     (0.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 5.97     $ 6.24     $ 6.37     $ 6.90     $ 3.70     $ 4.68
------------------------------------------------------------------------------------------------------------------------------
Total return                                                      7.84%     (1.89%)    (7.28%)    89.96%    (20.51%)    (6.14%)
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
-------------------------------------------------------------------------------------------------------------------------------
    Expenses                                                      1.60%      1.70%      1.54%      1.63%      1.69%      1.43%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                 (0.32)%     0.07%      0.50%      0.25%      0.58%      0.81%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               31.04%     40.41%     23.77%     28.41%     13.18%     22.14%
-------------------------------------------------------------------------------------------------------------------------------
Average commission paid on equity security transactions*           .02      --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                       $109,287   $135,779    $159,435   $159,479    $71,856   $96,3164
--------------------------------------------------------------------------------------------------------------------------------



                                                                   1990       1989       1988       1987
                                                                   ----       ----       ----       ----
Net asset value, beginning of period                              $ 6.39     $ 5.21     $ 6.20     $ 4.49
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                                           0.04       0.05       0.04       0.01
    Net realized and unrealized gain (loss)
      on investments                                               (1.36)      1.18      (0.98)      2.07
----------------------------------------------------------------------------------------------------------
Total income (loss)
    from investment operations                                     (1.32)      1.23      (0.94)      2.08
----------------------------------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income                           (0.04)     (0.05)     (0.05)     (0.05)
    Distributions from net realized capital gains                    --         --        --        (0.32)
----------------------------------------------------------------------------------------------------------
Total distributions                                                (0.04)     (0.05)     (0.05)     (0.37)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 5.03     $ 6.39     $ 5.21     $ 6.20
----------------------------------------------------------------------------------------------------------
Total return                                                      (20.35%)    23.62%    (15.18%)    46.56%
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
----------------------------------------------------------------------------------------------------------
    Expenses                                                        1.36%      1.42%      1.61%      1.29%
----------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                    0.69%      1.14%      0.78%      0.57%
----------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 12.43%     15.98%     20.45%     13.78%
----------------------------------------------------------------------------------------------------------
Average commission paid on equity security transactions*           --         --         --         --
----------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                        $106,074   $154,484    $92,782   $104,842
----------------------------------------------------------------------------------------------------------
*In accordance with recent SEC disclosure  guidelines, the average commission is calculated for the current period, but not for prior periods.

                                       16


                           LEXINGTON GNMA INCOME FUND

                                                                 1996       1995       1994       1993       1992       1991
                                                                 ----       ----       ----       ----       ----       ----
Net asset value, beginning of period                             $8.19      $7.60      $8.32      $8.26      $8.45      $7.90
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                                         0.53       0.58       0.55       0.59       0.61       0.64
    Net realized and unrealized gain (loss)
      on investments                                             (0.08)      0.59      (0.72)      0.06      (0.19)      0.55
-----------------------------------------------------------------------------------------------------------------------------
Total income (loss)
    from investment operations                                    0.45       1.17      (0.17)      0.65       0.42       1.19
Less distributions:
    Dividends from net investment income                         (0.52)     (0.58)    (0.55)      (0.59)     (0.61)     (0.64)
------------------------------------------------------------------------------------------------------------------------------
    Distributions from net realized capital gains                   --       --          --      --           --          --
------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                          (0.52)     (0.58)     (0.55)     (0.59)     (0.61)     (0.64)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $8.12      $8.19      $7.60      $8.32      $8.26      $8.45
------------------------------------------------------------------------------------------------------------------------------
Total return                                                      5.71%     15.91%     (2.07%)     8.06%      5.19%     15.75%
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net asset of:
------------------------------------------------------------------------------------------------------------------------------
    Expenses                                                      1.05%      1.01%      0.98%      1.02%      1.01%      1.02%
------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                         6.56%      7.10%      6.90%      6.96%      7.31%      7.97%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                              128.76%     30.69%     37.15%     52.34%    180.11%    138.71%
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                       $133,777   $130,681    $132,108   $149,961   $132,048  $122,191
--------------------------------------------------------------------------------------------------------------------------------



                                                                 1990       1989       1988       1987
                                                                 ----       ----       ----       ----
Net asset value, beginning of period                             $7.88      $7.45      $7.58      $8.22
--------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                                         0.65       0.69       0.64       0.71
    Net realized and unrealized gain (loss)
      on investments                                              0.03       0.42      (0.13)     (0.59)
--------------------------------------------------------------------------------------------------------
Total income (loss)
    from investment operations                                    0.68       1.11       0.51       0.12
Less distributions:
    Dividends from net investment income                         (0.66)     (0.68)    (0.61)      (0.76)
--------------------------------------------------------------------------------------------------------
    Distributions from net realized capital gains                 --         --       (0.03)      --
--------------------------------------------------------------------------------------------------------
    Total distributions                                          (0.66)     (0.68)     (0.64)     (0.76)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $7.90      $7.88      $7.45      $7.58
--------------------------------------------------------------------------------------------------------
Total return                                                      9.23%     15.60%      6.90%      1.62%
--------------------------------------------------------------------------------------------------------
Ratios to average net asset of:
--------------------------------------------------------------------------------------------------------
    Expenses                                                      1.04%      1.03%      1.07%      0.98%
--------------------------------------------------------------------------------------------------------
    Net investment income                                         8.43%      8.88%      8.31%      8.49%
--------------------------------------------------------------------------------------------------------
Portfolio turnover                                              112.55%    102.66%    233.48%     89.40%
--------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                        $98,011    $96,465    $97,185   $109,793
--------------------------------------------------------------------------------------------------------


                                       17

                          LEXINGTON MONEY MARKET TRUST

                                                                 1996       1995       1994       1993       1992       1991
                                                                 ----       ----       ----       ----       ----       ----
Net asset value, beginning of period                            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                                         0.0441     0.0495     0.0330     0.0230     0.0299     0.0532
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income                         (0.0441)   (0.0495)   (0.0330)   (0.0230)   (0.0299)   (0.0532)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
--------------------------------------------------------------------------------------------------------------------------------
Total return                                                      4.50%      5.06%      3.35%      2.32%      3.03%      5.45%
--------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
--------------------------------------------------------------------------------------------------------------------------------
    Expenses, before reimbursement                                1.04%      1.08%      1.02%      1.00%      1.03%      1.02%
--------------------------------------------------------------------------------------------------------------------------------
    Expenses, net of reimbursement                                1.00%      1.00%      1.00%      1.00%      1.00%      1.00%
--------------------------------------------------------------------------------------------------------------------------------
    Net investment income, before
      reimbursement                                               4.37%      4.87%      3.30%      2.30%      2.99%      5.35%
--------------------------------------------------------------------------------------------------------------------------------
    Net investment income, net of
      reimbursement                                               4.41%      4.95%      3.32%      2.30%      3.02%      5.37%
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                        $97,526    $88,786    $111,805    $94,718   $111,453  $143,137
--------------------------------------------------------------------------------------------------------------------------------


                                                                   1990       1989       1988       1987
                                                                   ----       ----       ----       ----
Net asset value, beginning of period                              $ 1.00     $ 1.00     $ 1.00     $ 1.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                                           0.0732     0.0828     0.0678     0.0610
-----------------------------------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income                           (0.0732)   (0.0828)   (0.0678)   (0.0610)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------------------------------------------------------------------------
Total return                                                        7.56%      8.60%      7.00%      6.29%
-----------------------------------------------------------------------------------------------------------
Ratio to average net assets:
-----------------------------------------------------------------------------------------------------------
    Expenses, before reimbursement                                  0.97%      0.99%      0.97%      0.80%
-----------------------------------------------------------------------------------------------------------
    Expenses, net of reimbursement                                  0.97%      0.99%      0.97%      0.80%
-----------------------------------------------------------------------------------------------------------
    Net investment income, before
      reimbursement                                                 7.32%      8.29%      6.74%      6.13%
-----------------------------------------------------------------------------------------------------------
    Net investment income, net of
      reimbursement                                                 7.32%      8.29%      6.74%      6.13%
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                         $176,127   $182,703   $192,079   $212,487
-----------------------------------------------------------------------------------------------------------

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

The investment objective and general investment policies of each Fund are described below. Specific portfolio securities that may be purchased by the Funds are described in "Portfolio Securities" beginning on page 28. Specific investment practices that may be employed by the Funds are described in "Other Investment Practices" beginning on page 32. Certain risks associated with investments in the Funds are described in those sections as well as in "Risk Considerations" beginning on page 34. CERTAIN TERMS USED IN THE PROSPECTUS ARE DEFINED IN THE GLOSSARY BEGINNING ON PAGE 66.

SUMMARY COMPARISON OF FUNDS
Under normal market conditions, the Funds will invest their assets as follows:

                                                                                                TYPICAL MARKET
                                             ANTICIPATED   ANTICIPATED                          CAPITALIZATION
                                                EQUITY       DEBT                                OF PORTFOLIO
            FUND NAME                          EXPOSURE    EXPOSURE           FOCUS                COMPANIES
==============================================================================================================
INTERNATIONAL FUNDS
            Lexington Crosby                      100%        0%       Asia Small-Cap           Less than
            Small Cap Asia                                                                      $1 billion
            Growth Fund
--------------------------------------------------------------------------------------------------------------
            Lexington                             100%        0%       Foreign Growth           Any size
            International Fund
--------------------------------------------------------------------------------------------------------------
            Lexington Ramirez                      0%        100%      Global Income            Any size
            Global Income Fund
--------------------------------------------------------------------------------------------------------------
            Lexington Troika                       85%        15%      Russian Growth           Any size
            Dialog Russia Fund
--------------------------------------------------------------------------------------------------------------
            Lexington Worldwide                   100%        0%       Foreign Emerging         Any size
            Emerging Markets                                           Growth
            Fund
==============================================================================================================
DOMESTIC EQUITY FUNDS
            Lexington Convertible                 0-35%     65-100%    Convertible              Any size
            Securities Fund                                            Securities
--------------------------------------------------------------------------------------------------------------
            Lexington Growth                      100%        0%       Capital Appreciation     Any size
            and Income Fund                                            and Income
            Lexington SmallCap                    100%        0%       U.S. Small-Cap           Between
            Value Fund                                                                          $20 million
                                                                                                and $1 billion
==============================================================================================================
PRECIOUS METALS
            Lexington Goldfund                    100%        0%       Gold and Gold            Any size
                                                                       Companies
==============================================================================================================
DOMESTIC FIXED-INCOME FUNDS
            Lexington GNMA                         0%        100%      Income                   N/A
            Income Fund
==============================================================================================================
MONEY MARKET FUNDS
            Lexington Money                        0%        100%      Income                   N/A
            Market Trust
==============================================================================================================

See each Fund's investment objective and policies on the following pages, and the section titled "Portfolio Securities" for more information.

LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND, INC.

      The investment objective of the Lexington Crosby Small Cap Asia Growth Fund is long-term capital appreciation through investment in common stocks and equivalents of companies domiciled in the Asia Region with a market capitalization of less than $1 billion.


      The Lexington Crosby Small Cap Asia Growth Fund will invest principally in companies listed on stock exchanges in the Asia Region consisting of Bangladesh, China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, The Philippines, Singapore, Sri Lanka, Taiwan, Thailand, and Vietnam ("the Asia Region"). The Lexington Crosby Small Cap Asia Growth Fund will invest at least 65% of its total assets in securities of companies (1) that are organized under the laws of the above countries, (2) whose principal securities trading market is located in those countries, and (3) that derive at least 50% of their revenues or profits from those countries. The Lexington Crosby Small Cap Asia Growth Fund also intends to invest in Australia and New Zealand. The Fund does not intend to invest in Japan. The Lexington Crosby Small Cap Asia Growth Fund may also invest in unlisted securities. Under normal market conditions, the Lexington Crosby Small Cap Asia Growth Fund will invest substantially all of its assets in three or more countries in the Asia Region.

      The Lexington Crosby Small Cap Asia Growth Fund will invest at least 65% of its total assets in growth companies in the Asia Region which have market capitalizations of less than $1 billion. Approximately 13,000 companies are listed on recognized exchanges in the Asia Region. Approximately 300 companies in the Asia Region are capitalized over $1 billion. These companies form the principal components of their respective market indices and consequently attract the majority of foreign investment in the region. Approximately 3,000 companies, which are considered small capitalization companies, will be the primary focus for the Lexington Crosby Small Cap Asia Growth Fund's investments. These companies are frequently under-researched by international investors and undervalued by their markets. The companies in which the Lexington Crosby Small Cap Asia Growth Fund intends to invest will generally have the following characteristics: a market capitalization of less than $1 billion; are within industry sectors with particularly strong growth prospects; part of a strong growth industry; proven management; under-researched by the investment community; and undervalued.


      The Lexington Crosby Small Cap Asia Growth Fund intends to select securities which can have enhanced growth prospects and may provide investment returns superior to the Asian market as a whole. The market value of small capitalization companies in the Asia Region tends to be volatile, and in the past has offered greater potential for gain as well as loss than securities of companies traded in developed countries. It is possible that certain Lexington Crosby Small Cap Asia Growth Fund investments could be subject to foreign expropriation or exchange control restrictions. See "Risk Considerations."

      The Lexington Crosby Small Cap Asia Growth Fund may invest in all types of common stocks and equivalents (the following constitute equivalents: convertible debt securities, warrants and options). The Lexington Crosby Small Cap Asia
Growth Fund may also invest in preferred stocks, bonds and other debt obligations and money market instruments, including cash and cash deposits, which will be denominated in U.S. Dollars or currencies related thereto.

                        -------------------------------


LEXINGTON INTERNATIONAL FUND, INC.

      The investment objective of the Lexington International Fund is to seek long-term growth of capital through investment in common stocks and equivalents of companies domiciled in foreign countries. The Lexington International Fund will invest at least 65% of its total assets in at least three foreign countries. The Lexington International Fund will invest primarily in common stocks and common stock equivalents. The following constitute common stock equivalents: convertible debt securities, warrants and options. The Lexington International Fund may also invest in preferred stocks, bonds and other debt obligations, including money market instruments of foreign and domestic companies and foreign and domestic government securities. The Lexington International Fund is not required to maintain any particular geographic or currency mix of its investments. The Lexington International Fund is not required to maintain any particular proportion of stocks, bonds or other securities in its portfolio.


      The Lexington International Fund may invest primarily in foreign debt securities when it appears that the capital appreciation available from investments in such securities will equal or exceed the capital appreciation available from investments in equity securities. The market value of debt securities varies inversely to changes in prevailing interest rates. Investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline. The Lexington International Fund will invest in investment grade obligations and non-rated obligations of comparable quality.


      The Lexington International Fund may invest in securities of companies in the following regions and the governments of those regions: the Asia Region, including Japan; Africa; North America; Europe; Latin America; and such other areas and countries as the Manager may determine from time to time. The

Lexington International Fund may invest in companies located in developing countries without limitation. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade a small number of companies. Prices on these exchanges tend to be volatile and in the past these exchanges have offered greater potential for gain, as well as loss, than exchanges in developed countries. While the Lexington International Fund invests only in countries that it considers as having relatively stable and friendly governments it is possible that certain Lexington International Fund investments could be subject to foreign expropriation or exchange control restrictions. See "Risk Considerations."


                    ----------------------------------------

LEXINGTON RAMIREZ GLOBAL INCOME FUND

      The investment objective of the Lexington Ramirez Global Income Fund is to seek high current income. Capital appreciation is a secondary objective. The Lexington Ramirez Global Income Fund invests primarily in lower rated and unrated foreign debt securities whose credit quality is generally considered equal to U.S. corporate debt securities known as "junk bonds." Junk bonds and similarly rated foreign debt securities involve a high degree of risk and are predominantly speculative. See "Portfolio Securities" and "Risk Considerations."


      The Lexington Ramirez Global Income Fund, under normal conditions, invests substantially all of its assets in debt securities of domestic companies, companies of developed foreign countries, companies in emerging markets, and debt securities issued by the U.S. and foreign governments. The debt securities in which the Lexington Ramirez Global Income Fund invests consist of bonds, notes, debentures and other similar instruments. The Lexington Ramirez Global Income Fund may invest in debt securities issued by government agencies and instrumentalities, central banks, commercial banks and other corporate entities. The Lexington Ramirez Global Income Fund may invest up to 100% of its total assets in domestic and foreign debt securities that are rated below investment grade. The Lexington Ramirez Global Income Fund may also invest in securities that are in default as to payment of principal and/or interest, and bank loan participations and assignments.


      The Lexington Ramirez Global Income Fund's investments in emerging markets will primarily consist of the following: foreign "junk bonds," "Brady Bonds," and sovereign debt securities issued by emerging market governments. The Lexington Ramirez Global Income Fund may invest in debt securities of emerging market issuers without regard to ratings. Many emerging market debt securities are not rated by United States rating agencies. The Lexington Ramirez Global

Income Fund's ability to achieve its investment objectives is thus more dependent on the Manager's credit analysis than would be the case if the Lexington Ramirez Global Income Fund were to invest in higher quality bonds. Currently, most emerging market debt securities are considered to have a credit quality below investment grade.

                         -----------------------------

LEXINGTON TROIKA DIALOG RUSSIA FUND, INC.


      The investment objective of the Lexington Troika Dialog Russia Fund is to seek long-term capital appreciation through investment primarily in the equity securities of Russian Companies. Under normal conditions, the Lexington Troika Dialog Russia Fund seeks to achieve its objective by investing at least 65% of its total assets in the securities of Russian Companies. The securities in which the Lexington Troika Dialog Russia Fund may invest are common stock, preferred stock, convertible preferred stock, bonds, notes or debentures convertible into common or preferred stock, direct investments in Russian Companies, stock purchase warrants or rights, and American Depository Receipts or Global Depository Receipts. The Lexington Troika Dialog Russia Fund may invest the remaining 35% of its total assets in debt securities issued by Russian Companies, debt securities issued or guaranteed by the Russian Government or a Russian governmental entity, debt securities of corporate and government issuers outside Russia, equity securities of issuers outside Russia which the Fund believes will experience growth in revenue and profits from participation in the development of the economies of the Commonwealth of Independent States, and Short-Term and Medium-Term Debt Securities.


      The Lexington Troika Dialog Russia Fund intends to invest its assets in Russian Companies in a broad array of industries, including the following: oil and gas, energy generation and distribution, communications, mineral extraction, trade, financial and business services, transportation, manufacturing, real estate, textiles, food processing and construction. The Lexington Troika Dialog Russia Fund is not permitted to invest more than 25% of the value of its total assets in any one industry. It may, however, invest an unrestricted amount of its assets in the oil and gas industry. The Lexington Troika Dialog Russia Fund's investments will include investments in Russian Companies that have characteristics and business relationships common to companies outside of Russia. As a result, outside economic forces may cause fluctuations in the value of securities held by the Lexington Troika Dialog Russia Fund.


     Under current conditions, the Lexington Troika Dialog Russia Fund expects to invest at least 15% of its total assets in very liquid assets to maintain liquidity and provide stability. As the Russian equity markets develop, however, and the liquidity of Russian securities becomes less of a concern, the Lexington Troika Dialog Russia Fund will invest a greater percentage of its assets in Russian equity securities.


                        -------------------------------

LEXINGTON WORLDWIDE EMERGING MARKETS FUND, INC.


      The investment objective of the Lexington Worldwide Emerging Markets Fund is to seek long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets. Under normal conditions, the Lexington Worldwide Emerging Markets Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities and equivalents of emerging market companies. Under normal conditions, the Lexington Worldwide Emerging Markets Fund invests in emerging country and emerging market securities of at least three countries outside of the United States. In the opinion of the Manager, emerging market countries include, but are not limited to, the following: Algeria, Argentina, Bahrain, Bangladesh, Bolivia, Botswana, Brazil, Chile, China, Colombia, Costa Rica, Cyprus, Czech Republic, Dominican Republic, Ecuador, Egypt Estonia, Finland, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Ivory Coast, Jamaica, Jordan, Kenya, Lebanon, Malaysia, Mauritius, Mexico, Morocco, Namibia, Nicaragua, Nigeria, Oman, Pakistan, Panama, Peru, Philippines, Poland, Portugal, Russia, Singapore, Slovakia, South Africa, South Korea, Sri Lanka Swaziland, Taiwan, Thailand, Trinidad & Tobago, Tunisia, Turkey, Uruguay, Venezuela, Zambia, Zimbabwe. The Lexington Worldwide Emerging Markets Fund may also invest in equity securities and equivalents of companies that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in those countries.


     The Lexington Worldwide Emerging Markets Fund's investments in emerging country equity securities are not subject to any maximum limit, and the Lexington Worldwide Emerging Markets Fund intends to invest substantially all of its assets in emerging country and emerging market equity securities. The Lexington Worldwide Emerging Markets Fund may invest the remaining 35% of its total assets in equity securities without regard to whether they qualify as emerging country or emerging market equity securities, debt securities denominated in the currency of an emerging market or issued or guaranteed by an emerging market company or the government of an emerging country, and Short-Term and Medium-Term Debt Securities.

                      ------------------------------------

LEXINGTON CONVERTIBLE SECURITIES FUND

      The investment objective of the Lexington Convertible Securities Fund is total return which it seeks to achieve by providing capital appreciation, current income and conservation of shareholders capital. Under normal conditions, the Lexington Convertible Securities Fund seeks to achieve its objective by investing at least 65% of its total assets in debt securities convertible into shares of common stock ("convertible securities"). The Lexington Convertible Securities Fund may invest without limitation in high-yield debt securities rated below investment grade. Such lower rated securities are commonly referred to as "junk bonds." Junk bonds are considered speculative and pose a greater risk of loss of principal and interest than investment grade securities. See "Portfolio Securities" and "Risk Considerations." Common stock received upon the conversion or sale of convertible securities held by the Lexington Convertible Securities Fund will either continue to be held by the Lexington Convertible Securities Fund or be sold.

      The convertible securities held by the Lexington Convertible Securities Fund may consist of securities rated in the six highest rating categories by a major rating service and non-rated debt securities. The Lexington Convertible Securities Fund will not invest in any security which has been rated lower than "B" by S&P or Moody's, which are both major rating services, or non-rated securities of comparable quality.


     The remaining assets of the Lexington Convertible Securities Fund may be invested in securities other than convertible securities. The Lexington Convertible Securities Fund may invest in dividend and non-dividend paying non-convertible common stocks, corporate bonds, covered call options and put options, stock index options, U.S. Government securities, repurchase agreements and money market securities.


                             ---------------------

LEXINGTON GROWTH AND INCOME FUND, INC.


      The Lexington Growth and Income Fund's principal investment objective is long term capital appreciation. Income is a secondary objective. The Fund seeks to achieve its objective over the long term through investment in the stocks of large, ably managed and well financed companies. Generally, the Lexington Growth and Income Fund invests its assets in publicly traded common stocks and senior securities convertible into common stocks of domestic and foreign companies.


                              --------------------

LEXINGTON SMALLCAP VALUE FUND, INC.


     The investment objective of the Lexington SmallCap Value Fund is to seek long term capital appreciation. Under normal conditions, the Lexington SmallCap Value Fund seeks its objective by investing in common stocks and equivalents of domestic companies with a market capitalization under $1 billion. Warrants and convertible debt securities are common stock equivalents in which the Lexington SmallCap Value Fund may invest. The Lexington SmallCap Value Fund will invest at least 90% of its assets in domestic companies which have market capitalizations between $20 million and $1 billion at the time of investment. The remainder of its assets may be invested in securities of companies with market capitalizations below $20 million, above $1 billion, foreign companies with dollar denominated shares traded in the United States, American Depository Shares or Receipts, real estate investment trusts, and cash.

      The Lexington SmallCap Value Fund will invest it assets primarily in the equity securities of domestic companies listed on stock exchanges or traded over-the-counter. The Lexington SmallCap Value Fund may invest in foreign companies whose shares are traded in U.S. dollar denominated markets.

      The companies in which the Lexington SmallCap Value Fund intends to invest will generally have the following characteristics: a market capitalization of less than $1 billion; a high relative ratio of revenue per share to stock price; a low relative ratio of price to book value per share; a positive cash flow and other measures of financial stability; and a low stock price relative to historical levels.

                              -------------------

LEXINGTON GOLDFUND, INC.

      The Lexington Goldfund's principal investment objective is to attain capital appreciation and such hedge against loss of buying power as may be obtained through investment in gold and equity securities of companies engaged in mining or processing gold throughout the world. Under normal conditions, at least 65% of the value of the total assets of the Lexington Goldfund will be invested in gold and the securities of companies engaged in mining or processing gold ("gold-related securities"). The Lexington Goldfund may also invest in other precious metals, including platinum, palladium and silver. The Lexington Goldfund intends to invest less than half of the value of its assets in gold and other precious metals and more than half of the value of its assets in gold-related securities, including securities of foreign issuers.

      The Lexington Goldfund is designed to provide investors with a means to protect against declines in the value of the U.S. dollar against world currencies. To the extent that the Lexington Goldfund's investments in gold-related securities appreciate in value relative to the U.S. dollar, the Lexington Goldfund's investments may serve to offset declines in the buying power of the U.S. dollar. Management believes that, over the long term, investing in gold will protect capital from adverse monetary and political developments. Investments in gold may provide more of a hedge against a decline in the buying power of the dollar, devaluation and inflation than other types of investments. The value of gold-related debt securities, however, will generally not react to fluctuations in the price of gold. The market value of debt securities of companies engaged in mining or processing gold can be expected to fluctuate inversely with prevailing interest rates.

LEXINGTON GNMA INCOME FUND, INC.


      The investment objective of the Lexington GNMA Income Fund is to seek a high level of current income, consistent with liquidity and safety of principal. Under normal market conditions, the Lexington GNMA Income Fund will invest at least 80% of the value of its total assets in Government National Mortgage Association ("GNMA") mortgage-backed securities (also known as "GNMA Certificates"). Lexington GNMA Certificates represent part ownership of a pool of mortgage loans. The timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the United States Government. The principal on Lexington GNMA Certificates is scheduled to be paid back by the borrower over the length of the loan. The remaining assets of the Lexington GNMAIncome Fund will be invested in other securities issued or guaranteed by the U.S. Government, including U.S. Treasury securities.


     The Lexington GNMA Income Fund will purchase "modified pass through" type GNMA Certificates. "Modified pass through" GNMA Certificates entitle the holder to receive all interest and principal payments owed by the borrower even if the borrower has not made payment. The Lexington GNMA Income Fund intends to use the proceeds from principal payments to purchase additional GNMA Certificates or other U.S. Government guaranteed securities.

                            ------------------------

LEXINGTON MONEY MARKET TRUST

     The investment objective of the Lexington Money Market Trust is to seek as high a level of current income as is consistent with the preservation of capital and liquidity by investing in short-term money market instruments. The following are the money market instruments in which the Lexington Money Market Trust will invest: U.S. Government securities, time deposits, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and other money market instruments.The Lexington Money Market Trust seeks to maintain a stable net asset value of $1 per share.

      The Lexington Money Market Trust will invest in money market instruments that have been rated in one of the two highest rating categories by both S&P and Moody's, both major rating agencies. A "Tier 1" security is one that has been rated by either S&P or Moody's in the highest rating category, or, if unrated, is of comparable quality. A "Tier 2" security is one that has been rated in the second highest category by either S&P or Moody's, or, if unrated, is of comparable quality. Up to 5% of the total assets of the Lexington Money Market Trust may be invested in a single Tier 1 security (other than U.S. Government securities). In addition, the Lexington Money Market Trust may not invest more than 5% of its total assets in Tier 2 securities, and may not invest more than 1% of its total assets in any single Tier 2 security.

     The  Lexington   Money  Market  Trust  may  only  invest  in  money  market instruments with a remaining maturity of 397 days or less, provided that the Fund's average weighted maturity does not exceed 90 days.

                              PORTFOLIO SECURITIES

EQUITY SECURITIES


      The Lexington Convertible Securities Fund, Lexington Goldfund, Lexington Growth and Income Fund, Lexington Crosby Small Cap Asia Growth Fund, Lexington International Fund, Lexington SmallCap Value Fund, Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund invest in common stocks and some of the funds may invest in common stock equivalents (see chart). The following constitute common stock equivalents: warrants, options and convertible debt securities, ADRs, GDRs and EDRs. Common stock equivalents may be converted into or provide the holder with the right to common stock. These funds may also invest in other types of equity securities, including preferred stocks, and equity derivative securities.


DEBT SECURITIES


      The Lexington Ramirez Global Income Fund and the Lexington Convertible Securities Fund will invest primarily in debt securities and the Lexington GNMA Income Fund will have substantially all of its assets invested in GNMA Certificates and U.S. Government securities.

      The Lexington Goldfund, Lexington International Fund, Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund may invest primarily in debt securities when the Manager believes that debt securities will provide capital appreciation through favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers.

      The Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund may, under normal conditions, invest up to 35% of their total assets in Short-Term and Medium-Term Debt Securities. The Short-Term and Medium-Term Debt Securities in which the Funds may invest are foreign and domestic debt securities, including short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued by the U.S. Government, foreign governments, foreign and domestic corporations and banks, and repurchase agreements.

      JUNK BONDS. The Lexington Ramirez Global Income Fund, Lexington Convertible Securities Fund and Lexington Troika Dialog Russia Fund may invest in high yield, lower rated debt securities known as "junk bonds." Junk bonds are debt obligations rated below investment grade and non-rated securities of comparable quality. Junk bonds are considered speculative and thus pose a greater risk of default than investment grade securities. Investments of this type are subject to greater risk of loss of principal and interest, but in general provide higher yields than higher rated debt obligations. Bonds issued by companies domiciled in emerging markets are usually rated below investment grade. The Lexington Ramirez Global Income Fund may invest in securities that are in default as to payment of principal and/or interest. Debt securities purchased by Lexington Crosby Small Cap Asia Growth Fund, Lexington International Fund and Lexington Worldwide Emerging Markets Fund must be of investment grade quality or comparable thereto.

      ZERO COUPON BONDS. The Lexington Ramirez Global Income Fund may invest in zero coupon bonds. Zero coupon bond prices are highly sensitive to changes in market interest rates. The original issue discount on the zero coupon bonds must be included ratably in the income of the Lexington Ramirez Global Income Fund as the income accrues even though payment has not been received. The Lexington Ramirez Global Income Fund nevertheless intends to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss. See "Tax Information" in the Statement of Additional Information.

      LOAN PARTICIPATION AND ASSIGNMENTS. The Lexington Ramirez Global Income Fund may invest in loans arranged through private negotiations between a foreign entity and one or more lenders. The majority of the Lexington Ramirez Global Income Fund's investments in loans in emerging markets is expected to be in the form of participation in loans ("Participations") and assignments of portions of loans from third parties ("Assignments"). Participations typically will result in the Lexington Ramirez Global Income Fund having a contractual relationship only with the Lender, not with the borrower. The Lexington Ramirez Global Income Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. As a result, the Lexington Ramirez Global Income Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. When the Lexington Ramirez Global Income Fund purchases Assignments from Lenders, the Lexington Ramirez Global Income Fund will acquire direct rights against the borrower on the Loan. The Lexington Ramirez Global Income Fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and the Lexington Ramirez Global Income Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities.

     BRADY BONDS. The Lexington Ramirez Global Income Fund may invest in "Brady Bonds". Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Fund investors should recognize that BradyBonds have been issued only recently and, accordingly, do not have a long payment history. DEPOSITORY RECEIPTS

 DEPOSITORY RECEIPTS

      Each Lexington Fund (except Lexington Money Market Trust and Lexington GNMAIncome Fund) may invest in American Depository Receipts ("ADRs") and similar securities. ADRs are securities traded in the U.S. that are backed by securities of foreign issuers.


INVESTMENT COMPANIES

     Each Lexington Fund (except the Lexington Money Market Trust) may invest up to 10% of its total assets in shares of other investment companies that invest in securities which the Funds may otherwise invest.

U.S. GOVERNMENT SECURITIES

      All Lexington Funds may invest in fixed-rate and floating- or variable-rate U.S. government securities. The U.S. Government guarantees payments of interest and principal of U.S. Treasury bills, notes and bonds, mortgage-related securities of the GNMA, and other securities issued by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, whereas others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

     Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. government does not guarantee the net asset value of the Funds' shares. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.


      The following table illustrates investments that the Funds primarily invest in or are permitted to invest in, as indicated in dark shade. The light shade indicates that the Fund's policy may permit such investments within limits.

--------------------------------------------------------------------------------

PORTFOLIO SECURITIES
DARK SHADE:

Fund invests primarily in these types of investments, or Fund's policy permits such investments.

LIGHT SHADE: Within limits, Fund's policy may permit such investments.

TYPE OF PORTFOLIO SECURITY

                                    Lexington Crosby    Lexington       Lexington     Lexington   Lexington Worldwide   Lexington
                                     Small Cap Asia   International  Ramirez Global Troika Dialog      Emerging        Convertible
                                      Growth Fund         Fund        Income Fund    Russia Fund      Markets Fund   Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Common Stock Equivalents (Warrants)
------------------------------------------------------------------------------------------------------------------------------------
Common Stock Equivalents (Options)                                          *
------------------------------------------------------------------------------------------------------------------------------------
Common Stock Equivalents
  (Convertible Debt Securities)
------------------------------------------------------------------------------------------------------------------------------------
Common Stock Equivalents
  (Depository Receipts)
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Equity Derivative Securities                                                *
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities (Below Investment
Grade) or (Junk Bonds)
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities (Brady Bonds)
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities (Zero Coupon)
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities
(Loan Participation and Assignments)
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities (GNMA Certificates)
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities (Guaranteed by the U.S.
Gov't, its agencies or instrumentalities)
------------------------------------------------------------------------------------------------------------------------------------
Gold Bullion
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                        Lexington      Lexington                   Lexington      *Lexingtonn
                                       Growth and     SmallCap Value  Lexington    GNMA Income     Money Market
                                       Income Fund        Fund         Goldfund        Fund         Trust Fund
------------------------------------------------------------------------------------------------------------------------------------
Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Common Stock Equivalents (Warrants)
------------------------------------------------------------------------------------------------------------------------------------
Common Stock Equivalents (Options)
------------------------------------------------------------------------------------------------------------------------------------
Common Stock Equivalents
  (Convertible Debt Securities)
------------------------------------------------------------------------------------------------------------------------------------
Common Stock Equivalents
  (Depository Receipts)
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Equity Derivative Securities
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities (Below Investment
Grade) or (Junk Bonds)
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities (Brady Bonds)
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities (Zero Coupon)
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities
(Loan Participation and Assignments)
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities (GNMA Certificates)
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities (Guaranteed by the U.S.
Gov't, its agencies or instrumentalities)
------------------------------------------------------------------------------------------------------------------------------------
Gold Bullion
------------------------------------------------------------------------------------------------------------------------------------

* Notes: Lexington Ramirez Global Income Fund may invest in options and derivatives with respect to debt securities, not equity securities. Lexington Money Market Trust is not permitted to purchase any of the portfolio securities identified in this table, and may only invest in short-term securities such as commercial paper, short-term government securities, banker's acceptances or other money market instruments.

Other Investment Practices

The following table and sections summarize certain investment practices that the Funds are permitted to engage in. These practices may involve risks. The Glossary section at the end of this Prospectus briefly describes each of the investment techniques summarized below. The Statement of Additional Information, under the heading "Investment Objectives and Policies of the Funds," contains more detailed information about certain of these practices.


                                   Lexington Crosby     Lexington       Lexington     Lexington   Lexington Worldwide   Lexington
                                    Small Cap Asia    International  Ramirez Global Troika Dialog      Emerging        Convertible
                                     Growth Fund         Fund        Income Fund    Russia Fund      Markets Fun    Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

Repurchase agreements(1)                  x                 x              x              x                x                 x
------------------------------------------------------------------------------------------------------------------------------------
Reverse dollar roll
transactions1
------------------------------------------------------------------------------------------------------------------------------------
Borrowing not to exceed                   x                 x                             x                x
one-third of total fund assets
for leveraging purposes
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreement              x                 x              x              x                x
------------------------------------------------------------------------------------------------------------------------------------
Dollar roll transactions                                                                  x
------------------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed
10% of total fund assets
------------------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed
one-third of total fund assets            x                 x                             x                x
------------------------------------------------------------------------------------------------------------------------------------
When-issued and forward                   x                 x              x              x                x
commitment securities
------------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts(2)             x                 x              x              x                x
------------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities
and currencies(3)                                                          x              x                                 x
------------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities                                             x              x                                 x
and indices3
------------------------------------------------------------------------------------------------------------------------------------
Write covered call options(3)             x                 x              x              x                                 x
------------------------------------------------------------------------------------------------------------------------------------
Write covered put options(3)                                               x              x                                 x
------------------------------------------------------------------------------------------------------------------------------------
Interest rate futures contracts                                            x              x
------------------------------------------------------------------------------------------------------------------------------------
Futures and swaps and options
on futures(4)                            x                  x              x              x                x
------------------------------------------------------------------------------------------------------------------------------------
Equity swap
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities limited to
5% of fund's net assets
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities limited to                                                                                              x
10% of fund's net assets
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities limited to
15% of fund's net assets                x                   x              x              x                x
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                        Lexington       Lexington                   Lexington      *Lexingtonn
                                        Growth and     SmallCap Value  Lexington    GNMA Income     Money Market
                                       Income Fund        Fund         Goldfund        Fund            Trust
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements(1)                  x                 x              x              x                x
------------------------------------------------------------------------------------------------------------------------------------
Reverse dollar roll
transactions1
------------------------------------------------------------------------------------------------------------------------------------
Borrowing not to exceed                                                    x
one-third of total fund assets
for leveraging purposes
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreement                               x               x
------------------------------------------------------------------------------------------------------------------------------------
Dollar roll transactions                                                                  x
------------------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed
10% of total fund assets
------------------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed
one-third of total fund assets                                             x
------------------------------------------------------------------------------------------------------------------------------------
When-issued and forward                                                    x              x
commitment securities
------------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts(2)                                              x
------------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities
and currencies(3)
------------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities
and indices3
------------------------------------------------------------------------------------------------------------------------------------
Write covered call options(3)
------------------------------------------------------------------------------------------------------------------------------------
Write covered put options(3)
------------------------------------------------------------------------------------------------------------------------------------
Interest rate futures contracts
------------------------------------------------------------------------------------------------------------------------------------
Futures and swaps and options
on futures(4)                                                              x
------------------------------------------------------------------------------------------------------------------------------------
Equity swap
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities limited to
5% of fund's net assets
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities limited to                                                                                              x
10% of fund's net assets
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities limited to
15% of fund's net assets                                                   x
------------------------------------------------------------------------------------------------------------------------------------


     -----------

1 Under the Investment Company Act, repurchase agreements and reverse dollar roll transactions are considered to be loans by a fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a fund may experience delay or difficulty in exercising it rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.


2 A fund that may enter into in forward currency contracts may not do so with respect to more than 70% of its total assets.


3 A FUND WILL NOT ENTER INTO OPTIONS ON SECURITIES, SECURITIES INDICES OR CURRENCIES OR RELATED OPTIONS (INCLUDING OPTIONS ON FUTURES) IF THE SUM OF INITIAL MARGIN DEPOSITS AND PREMIUMS PAID FOR ANY SUCH OPTION OR OPTIONS WOULD EXCEED 5% OF ITS TOTAL ASSETS, AND IT WILL NOT ENTER INTO OPTIONS WITH RESPECT TO MORE THAN 25% OF ITS TOTAL ASSETS.

4 A Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.


BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES

      For temporary or emergency purposes, Lexington Convertible Securities Fund and Lexington Growth and Income Fund may borrow up to 10% of their total assets. Lexington Money Market Trust may borrow up to one-third of its total assets; Lexington GNMAIncome Fund may not borrow money, and the remaining Lexington Funds may borrow up to 5% of their total assets. For leveraging purposes, some Lexington Funds (see Chart)may borrow up to one-third of their total assets.


DEFENSIVE INVESTMENTS AND PORTFOLIO TURNOVER

      Each Lexington Fund may invest up to 100% of its total assets in cash or high-quality debt obligations for temporary defensive purposes.


      The "portfolio turnover rate" is the frequency a Fund buys and sells securities. Frequent transactions involve added expense. All Funds except Lexington Convertible Securities Fund, Lexington Goldfund and Lexington SmallCap Value Fund expect a portfolio turnover rate of greater than 100%.


HEDGING AND RISK MANAGEMENT PRACTICES

      The Lexington Funds (other than the Lexington Money Market Trust) may "hedge" against changes in financial markets, currency rates and interest rates. A typical hedge is designed to offset a decline that could hurt the value of the Fund's securities. The Lexington Funds may hedge with "derivatives." Derivatives are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Some Lexington Funds (see chart) may invest in options and futures contracts.

      Hedging transactions involve certain risks. Although a Fund may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for a Fund than if it did not hedge. If a Fund does not correctly predict a hedge, it may lose money. In addition, a Fund pays commissions and other costs in connection with such investments. Hedging transactions may not exist is some countries.

INVESTMENT RESTRICTIONS

      The investment objective of each Lexington Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, each Fund's other investment policies may be changed by its Board. If a Fund changes its investment objective or policies, you should consider whether that Fund is right for you. The Lexington Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

                               RISK CONSIDERATIONS

SMALL COMPANIES

      The Lexington Crosby Small Cap Asia Growth Fund and Lexington SmallCap Value Fund emphasize investments in smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

      Many companies traded on securities markets in many foreign countries are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market making and arbitrage activities are generally less extensive in such markets and with respect to such companies, which may contribute to increased volatility and reduced liquidity of such markets or such securities. Accordingly, each of these markets and companies may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that any of these countries experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in any such country may trade at price-earning multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. In addition, risks due to the lack of modern technology, the lack of a sufficient capital base to expand business operations, the possibility of permanent or temporary termination of trading, and greater spreads between bid and ask prices may exist in such markets.

FOREIGN SECURITIES


      The  Lexington  Crosby  Small Cap Asia Growth  Fund,  Lexington  Goldfund,
Lexington Growth and Income Fund, Lexington International Fund, Lexington Ramirez Global Income Fund, Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund have the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Lexington Crosby Small Cap Asia Growth Fund, Lexington International Fund, Lexington Ramirez Global Income Fund, Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund, may invest in securities of companies domiciled in, and in markets of, so-called emerging market countries. These investments may be subject to higher risks than investments in more developed countries.


      Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in this Prospectus and in the Statement of Additional Information.

      Brokerage commissions, fees for custodial services and other costs relating to investments in other countries are generally greater than in the U.S. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions. The inability of a fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the fund if the value of the portfolio security declined or result in claims against the fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which these funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

      Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a fund's securities denominated in the currency. Such changes also affect the fund's income and distributions to shareholders. A fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and a fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

      Some countries in which one of these funds may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the fund. Many countries in which a fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the fund. The fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

LOWER-QUALITY DEBT


      The Lexington Convertible Securities Fund, Lexington Troika Dialog Russia Fund, Lexington Goldfund, Inc. and Lexington Ramirez Global Income Fund are authorized to invest high-yield, lower-rated debt securities commonly referred to as "junk bonds." Lower-rated debt securities are considered highly speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher-grade debt securities.


CONCENTRATION IN SECURITIES OF RUSSIAN COMPANIES


      The Lexington Troika Dialog Russia Fund concentrates its investment in companies that have their principal activities in Russia. Consequently, the Lexington Troika Dialog Russia Fund's share value may be more volatile than that of investment companies not sharing this geographic concentration. Since the breakup of the Soviet Union at the end of 1991, Russia has experienced dramatic political and social change. The political system in Russia is emerging from a long history of extensive state involvement in economic affairs. The country is undergoing a rapid transition from a centrally-controlled command system to a market-oriented, democratic model. The Lexington Troika Dialog Russia Fund may be affected unfavorably by political or diplomatic developments, social instability, changes in government policies, taxation and interest rates, currency repatriation restrictions and other political and economic developments in the law or regulations in Russia and, in particular, the risks of expropriation, nationalization and confiscation of assets and changes in legislation relating to foreign ownership. See "Russia" and "Russian Company" in the Glossary.

      The Russian securities markets are substantially smaller, less liquid and significantly more volatile than the securities markets in the United States. In addition, there is little historical data on these securities markets because they are of recent origin. A substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges and over-the-counter markets. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading volume. Some issuers may be exposed to center-regional conflicts in jurisdiction in the areas of taxation and overall corporate governance which could put the Fund's investments at risk. In addition, because the Russian securities markets are smaller and less liquid than in the United States, obtaining prices on portfolio securities from independent sources may be more difficult than in other markets.


      The political environment in Russia in 1997 is more stable than in 1993 and earlier when clashes between reformers and reactionaries were continuous, setting the stage for an attempted coup d'etat in October 1993. Nevertheless, there is still a great deal of uncertainty surrounding the political future of the country. The civil war in Chechnya has highlighted the political tensions that exist between the central government in Moscow and some of the regions within the Russian Federation and has contributed to political instability by weakening confidence domestically and internationally in the government. The risk exists that armed conflict in Chechnya will continue, which could deter foreign investment and international aid and further weaken the reformist government's control. A continuing trend away from reformers toward conservatives could further deter foreign investment if foreign policy initiatives contrary to western interests (Iran, Iraq) lead to a deterioration in relations between the Russian Federation and the West. The risk also exists that the political tensions associated with the war in Chechnya will lead to attempts for independence in other regions within the Russian Federation. The war in Chechnya and other inflammatory issues may also lead to greater tensions and divisions between the President and the legislature.

      The military could have a negative impact on Russia's political and economic future. The declining stature of Russia as a world power has led to a widespread sentiment among Russians for a return to Russia's status as a superpower. Demobilization of troops, cuts in the military budget, the growth of significant gaps in living standards between the military and civilian sectors, and the perception of an external threat from NATO could lead to further political unrest.

      Moreover, it is uncertain whether Russia's privatization process will continue. Although government officials have publicly pledged their continued support for the reform process. It is also unclear whether the reforms intended to liberalize prevailing economic structures based on free market principles will be successful, particularly in terms of foreign ownership of Russian companies.

      The planned economy of the former Soviet Union was run with qualitatively different objectives and assumptions from those prevalent in a market system and Russian businesses do not have any recent history of operating within a market-oriented economy. In general, relative to companies operating in Western economies, companies in Russia are characterized by a lack of: (i) management with experience of operating in a market economy; (ii) modern technology; and,
(iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the future effect on Russian companies, if any, of Russia's continued attempts to move toward a more market-oriented economy.

      Russia's economy has experienced severe economic recession, if not depression, since 1990 during which time the economy has been characterized by high rates of inflation, high rates of unemployment, declining gross domestic product, deficit government spending, and a devaluing currency. The economic reform program has involved major disruptions and dislocations in various sectors of the economy. The economic problems have been exacerbated by a growing liquidity crisis which culminated in a bank liquidity crisis in August 1995. The taxation system has had numerous attempts at reform, but a failure to collect taxes is an ongoing major problem.

      Russia presently receives significant financial assistance from a number of countries through various programs. To the extent these programs are reduced or eliminated in the future, Russian economic development may be adversely impacted.


      Although evolving rapidly, even the largest of Russia's stock exchanges are not well developed compared to Western stock exchanges. The actual volume of exchange-based trading in Russia is low and active on-market trading generally occurs only in the shares of a few private companies. Most secondary market trading of equity securities occurs through over-the-counter trading facilitated by a growing number of licensed brokers. Shares are traded on the over-the-counter market primarily by the management of enterprises, investment funds, short-term speculators and foreign investors.


INTEREST RATES

      The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value, and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the more sensitive that security is to changes in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of the issuer's creditworthiness also affect the market value of that issuer's debt securities.

      Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Lexington GNMA Income Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, a fund's yield will decline correspondingly. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Lexington GNMA Income Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Manager in managing interest rate risks including prepayment risks. See "Duration" in the Glossary.

      NON-DIVERSIFIED PORTFOLIO. The Lexington Goldfund and Lexington Troika Dialog Russia Fund are "non-diversified" investment companies under the Investment Company Act. This means that the Lexington Goldfund and Lexington Troika Dialog Russia Fund are not limited in the proportion of their total assets that may be invested in a single company. The Lexington Goldfund and Lexington Troika Dialog Russia Fund may invest a greater portion of their assets in fewer companies than "diversified" funds, and thus may be subject to greater risk. The Lexington Goldfund and Lexington Troika Dialog Russia Fund, however, intend to comply with the diversification requirements of federal tax laws to qualify as a regulated investment company.


PRECIOUS METALS

      The Lexington Goldfund may invest in gold bullion and other precious metals. These precious metals investments earn no income return, unlike savings deposits, bonds or even stocks which may produce interest or dividend income. Transaction and storage costs may be higher than costs relating to the buying, holding and selling of more traditional types of investments. An increase in the market price of precious metals is the only way the Fund will be able to realize a gain on these investments.

SETTLEMENT AND CUSTODY

      The Funds that invest in foreign securities, especially the Lexington Troika Dialog Russia Fund could be subject to risks not normally associated with U.S. investments because of newly developed securities markets and the underdeveloped state of banking and telecommunications systems. Russia does not have a central registration system, therefore ownership of shares is recorded by the companies themselves and by registrars located throughout Russia. Although these registrars may be inspected, it is possible that the Fund's ownership rights could be lost through fraud, negligence or even mere oversight on behalf the registrars, and the Fund could experience difficulty enforcing any rights against the registrar or issuer in the event of loss of share registration. Due to local postal and banking standards, there are risks that the payment of dividends or other distributions could be delayed or lost. Russian banking institutitons and registrars are not guaranteed by the state.

      In light of these risks, the Board of Directors of the Lexington Troika Dialog Russia Fund has approved procedures whereby the Fund will not invest in the securities of a Russian company unless that company's registrar has entered into a contract with the Fund's Sub-Custodian Bank. This protective contract gives the Sub-Custodian Bank the right to conduct regular share confirmations on behalf of the Fund. These procedures also require the Sub-Custodian Bank to provide certain information on a periodic basis to the Board of Directors concerning the registration of shares and custody arrangements in Russia.


                             MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS/TRUSTEES

      Each Lexington Fund has either a Board of Directors or a Board of Trustees that establishes its policies and supervises and reviews its management. Day-to-day operations of the Lexington Funds are administered by the officers of the Lexington Funds and by the Manager and Sub-Advisers pursuant to the terms of an investment management agreement with each fund and investment sub-advisory agreements between the Manager and the Sub-Advisers.

 BOARD OF ADVISERS

      The Lexington Troika Dialog Russia Fund's Board of Directors will receive oversight assistance from a Board of Advisers which will be composed of experts in Russian political and economic affairs. The Board of Advisers will be responsible for providing the Board of Directors with periodic updates on political and macroeconomic conditions and trends in Russia, and their potential implication for the overall investment environment in Russia. This will enhance the Board of Directors' ability to oversee and safeguard the assets of the Lexington Troika Dialog Russia Fund.


      The members of the Board of Advisers currently are:Keith Bush, Senior Associate-Russian and Eurasian Studies at the Center for Strategic and International Studies:Richard M. Hisey, Executive Vice President and Chief Financial Officer of Lexington Global Asset Managers, Inc. and Marin J. Strmecki, Ph.D., Director of Programs for the Smith Richardson Foundation. See Statement of Additional Information for further information on the Board of Advisers.

INVESTMENT ADVISER


      Lexington Management Corporation is the Manager of the Lexington Funds. The Manager was established in 1938 and is an investment adviser registered as such with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager advises private clients as well as the Lexington Funds. The Manager is a wholly-owned subsidiary of Lexington Global Asset Managers, Inc., a Delaware corporation. Descendants of Lunsford
Richardson, Sr., their spouses, trusts and other related entities have a controlling interest in Lexington Global Asset Managers, Inc. (NASDAQSymbol:LGAM).

                                THE SUB-ADVISERS

LEXINGTON CONVERTIBLE SECURITIES FUND

      The Manager has entered into a Sub-Advisory Agreement with Ariston Capital Management Corporation ("Ariston"). Under the Sub-Advisory Agreement, Ariston will provide the Lexington Convertible Securities Fund with investment management and administrative services. Ariston also serves as investment adviser to private and institutional investment accounts. Such accounts own a significant number of shares of the Lexington Convertible Securities Fund as part of their investment program. Ariston was founded in 1977 and provides investment management to individuals, corporations, pension and profit sharing plans, and other qualified retirement plan accounts. Ariston is recognized for its expertise in portfolio management, specializing in convertible securities and market forecasting.

LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND

      The Manager has entered into a Sub-Advisory Agreement with Crosby Asset Management (US) Inc. ("Crosby"). Under the Sub-Advisory Agreement, Crosby will provide the Lexington Crosby Small Cap Asia Growth Fund with investment management services. Crosby was established on October 4, 1990 in the British Virgin Islands. Crosby manages assets and provides investment advice for investment company and institutional private accounts around the world. It is a subsidiary of the Crosby Group, Hong Kong.

LEXINGTON RAMIREZ GLOBAL INCOME FUND

      The Manager has entered into a Sub-Advisory Agreement with MFR Advisors, Inc. ("MFR"). Under the Sub-Advisory Agreement, MFR will provide the Lexington Ramirez Global Income Fund with investment and economic research services. MFR manages assets for both investment companies and institutions. MFR is a subsidiary of Maria Fiorini Ramirez, Inc.

LEXINGTON SMALLCAP VALUE FUND


      The Manager has entered into a Sub-Advisory Agreement with Capital Technology Inc. ("CTI"). Under the Sub-Advisory Agreement, CTI will provide the Lexington SmallCap Value Fund with investment advice and management of the Fund's investment program. CTI was founded in Charlotte, North Carolina in 1977 and invests exclusively in domestic smaller capitalization stocks. CTI currently manages assets both small and mid cap growth and value styles for primarily institutional clients.


LEXINGTON TROIKA DIALOG RUSSIA FUND

      The Manager has entered into a Sub-Advisory Agreement with Troika Dialog Asset Management ("TDAM"). Under the Sub-Advisory Agreement, TDAM will provide the Lexington Troika Dialog Russia Fund with investment advice and management of the Fund's investment program. TDAM is a wholly owned subsidiary of Troika Dialog which was founded in Moscow, Russia in 1991 by Dialog Bank and Troika Capital Corporation.


REGISTERED SERVICE MARK

      The Manager as owner of the registered service mark "Lexington" will sublicense the Funds to include the word "Lexington" as part of their names subject to revocation by the Manager in the event that the Funds cease to engage the Manager or its affiliates as investment manager or distributor. Crosby has authorized the Lexington Crosby Small Cap Asia Growth Fund to include the word "Crosby" as part of its corporate name subject to revocation by Crosby in the event the Lexington Crosby Small Cap Asia Growth Fund ceases to engage Crosby as Sub-Adviser. In that event the Funds will be required upon demand of the Manager (or with regard to the Lexington Crosby Small Cap Asia Growth Fund, Crosby) to change their respective names to delete the word "Lexington" (or with regard to the Lexington Crosby Small Cap Asia Growth Fund, "Crosby") therefrom.


                               PORTFOLIO MANAGERS

LEXINGTON CONVERTIBLE SECURITIES FUND

     Richard B. Russell manages the Lexington Convertible Securities Fund. Mr. Russell is President of Ariston Capital Management Corporation, the Lexington Convertible Securities Fund's Sub-Adviser. He is a graduate of the School of Business at the University of Washington and has completed additional training at the New York Institute of Finance. He is a recognized authority on portfolio management, particularly through the use of convertible securities and market forecasting. He has spent his entire professional career as an independent money manager, dating from 1972. Before founding Ariston in 1977, he was a full-time manager of private family assets. Mr. Russell has conducted extensive research on investment topics.

LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND

      CHRISTINA LAM is a lead manager (Nigel Webber is the other lead manager) on a portfolio management team that manages the Lexington Crosby Small Cap Asia Growth Fund. Ms. Lam is Vice President and Portfolio Manager of the Lexington Crosby Small Cap Asia Growth Fund. Ms. Lam joined Crosby Asset Management in 1991. She is responsible for the investment management of the listed equity portfolios under the management of Crosby Asset Management which include a major Asian small capitalization account. After graduating with a Law Degree with Honors from Warwick University, she qualified as a Barrister from Lincoln's Inn in London. She moved to Hong Kong in 1987 where she joined Schroder Securities Limited in Hong Kong as an investment analyst, where her coverage included the utilities, industrials and retail sectors and conglomerates.

      NIGEL WEBBER is a lead manager (Ms. Lam is the other lead manager) on a portfolio management team that manages the Lexington Crosby Small Cap Asia Growth Fund. Mr. Webber is Vice President and Portfolio Manager of the Lexington Crosby Small Cap Asia Growth Fund. Mr. Webber is responsible for the Fund's overall investment strategy. Mr. Webber was appointed a Managing Director of Crosby Asset Management in October 1993 with primary responsibility for business development. He joined Crosby Asset Management after being a partner in Causeway Capital Limited, a leading independent U.K. investment management firm specializing in private equity investment and smaller listed companies. He started his career at KPMG Peat Marwick, followed by five years at Citicorp International Bank Limited in London and New York and three years with Mercantile House Holdings PLC a leading financial services group. In 1987, he joined as Managing Director, an investment company specializing in the financial sector where he first became associated with the Crosby Group. He was a Director and member of the investment committee of The Thai Development Capital Fund Limited and The China Investment Company Ltd., two funds managed by Crosby Asset Management from their launch until September 1993.


LEXINGTON GOLDFUND


     Robert W. Radsch, CFA, is portfolio manager of the Lexington Goldfund. Mr. Radsch is a Vice President of the Manager. Prior to joining Lexington in July 1994, he was Senior Vice President, Portfolio Manager and Chief Economist for the Bull & Bear Group. He has extensive experience managing gold, silver and platinum on an international basis having managed precious metals and international funds for more than 13 years. Mr. Radsch is a graduate of Yale University with a B.A. degree and holds an M.B.A. in Finance from Columbia University.

LEXINGTON GROWTH AND INCOME FUND


     Alan Wapnick is portfolio manager of the Lexington Growth and Income Fund. Mr. Wapnick is Senior Vice President, Director of Domestic Investment Equity Strategy of the Manager. Mr. Wapnick is responsible for domestic investment analysis and portfolio management at LMC. He has 26 years investment experience. Prior to joining the Manager in 1986, Mr. Wapnick was an equity analyst with Merrill Lynch, J.&W. Seligman, Dean Witter and most recently Union Carbide Corporation. Mr. Wapnick is a graduate of Dartmouth College and received a Master's Degree in Business Administration from Columbia University.


LEXINGTON GNMA INCOME FUND


     Denis P. Jamison manages the Lexington GNMA Income Fund. Mr. Jamison is Senior Vice President and Director Fixed Income Strategy of the Manager. Mr. Jamison is responsible for fixed-income portfolio management. He is a member of the New York Society of Security Analysts. Prior to joining the Manager in 1981, Mr. Jamison had spent nine years at Arnold Bernhard & Company, an investment counseling and financial services organization. At Bernhard, he was a Vice President supervising the security analyst staff and managing investment portfolios. He is a specialist in government, corporate and municipal bonds. Mr. Jamison is a graduate of the City College of New York with a B.A. in Economics.

LEXINGTON INTERNATIONAL FUND

     Richard T. Saler is the lead manager on an investment management team that manages the Lexington International Fund. Mr. Saler is Senior Vice President, Director of International Investment Strategy of the Manager. Mr. Saler is responsible for international investment analysis and portfolio management at the Manager. He has ten years of investment experience. Mr. Saler has focused on international markets since first joining the Manager in 1986. In 1991 he was a strategist with Nomura Securities and rejoined the Manager in 1992. Mr. Saler is a graduate of New York University with a B.S. Degree in Marketing and an M.B.A. in Finance from New York University's Graduate School of Business Administration.

     PHILLIP A. SCHWARTZ is a co-manager on an investment management team that manages the Lexington International Fund. Mr. Schwartz is a Vice President of the Manager, Chartered Financial Analyst and member of the New York Security Analysts Association. He is responsible for international investment analysis and portfolio management at the Manager, and has eight years investment experience. Prior to joining Lexington in 1993, Mr. Schwartz was Vice President of European Research Sales with Cheuvreux De Virieu in Paris and New York, serving the institutional market. Prior to Cheuvreux, he was affiliated with Olde and Co. and Kidder, Peabody as a stockbroker. Mr. Schwartz earned his B.A. and M.A. degrees from Boston University.


LEXINGTON MONEY MARKET TRUST


     DENIS P. JAMISON is portfolio manager of the Lexington Money Market Trust. Mr. Jamison also manages the Lexington GNMA Income Fund and the Lexington Ramirez GlobalIncome Fund. Mr. Jamison is Senior Vice President and Director Fixed Income Strategy of Lexington Management Corporation. Mr. Jamison is responsible for fixed-income portfolio management. He is a member of the New York Society of Security Analysts. Prior to joining the Manager in 1981, Mr. Jamison had spent nine years at Arnold Bernhard & Company, an investment counseling and financial services organization. At Bernhard, he was a Vice President supervising the security analyst staff and managing investment portfolios. He is a specialist in government, corporate and municipal bonds. Mr. Jamison is a graduate of the City College of New York with a B.A. in Economics.


LEXINGTON RAMIREZ GLOBAL INCOME FUND


     Denis P. Jamison manages the Lexington Ramirez Global Income Fund. Mr. Jamison is Senior Vice President and Director Fixed Income Strategy of Lexington Management Corporation. Mr. Jamison is responsible for fixed-income portfolio management. He is a member of the New York Society of Security Analysts. Prior to joining the Manager in 1981, Mr. Jamison had spent nine years at Arnold Bernhard & Company, an investment counseling and financial services organization. At Bernhard, he was a Vice President supervising the security analyst staff and managing investment portfolios. He is a specialist in government, corporate and municipal bonds. Mr. Jamison is a graduate of the City College of New York with a B.A. in Economics.

     MARIA  FIORINI  RAMIREZ,  President  and  Chief  Executive  Officer  of MFR
Advisors Inc. In 1973 she started a ten year association with Merrill Lynch, serving as Vice President and Senior Money Market Economist. She joined Becker Paribas in 1984 as Vice President and Senior Money Market Economist before joining Drexel Burnham Lambert that same year as First Vice President and Money Market Economist. She was promoted to Managing Director of Drexel in 1986. From April, 1990 to August 1992, Ms. Ramirez was the President and Chief Executive Officer of Maria Ramirez Capital Consultants, Inc., a subsidiary of John Hancock Freedom Securities Corporation. Ms. Ramirez established MFR in August, 1992, MFR is Sub-Adviser to the Lexington Ramirez Global Income Fund. Ms. Ramirez holds a B.A. in Business Administration and Economics from Pace University.


LEXINGTON SMALLCAP VALUE FUND


      DENNIS HAMILTON is one of two lead managers (Robb W. Rowe is the other lead manager) of a portfolio management team that manages the Lexington SmallCap Value Fund. Mr. Hamilton is Vice President and Portfolio Manager of Capital Technology, Inc. ("CTI"). He is responsible for issue selection and the day to day investment activities of the Lexington SmallCap Value Fund. Mr. Hamilton joined CTI in 1994 after being a principal at Mercer Investment Consulting, Inc. He has also served as Director of Pension Investment for several multi-billion dollar corporate pension funds and was President and Chief Investment Officer of Western Reserve Capital Management, Inc., an SEC registered investment advisor. He is an Honors graduate of Colgate University and earned an MBA from Harvard Business School in 1971.

     ROBB W. ROWE is one of two lead managers (Mr. Hamilton is the other lead manager) of a portfolio management team that manages the Lexington SmallCap Value Fund. Mr. Rowe is President and principal shareholder of CTI. He is responsible for the Lexington SmallCap Value Fund's overall investment strategy. Mr. Rowe joined CTI in 1982 after being Vice President and Regional Manager of AG Becker Co. He is a graduate of Ripon College and received an MBA from the University of Chicago in 1971.


LEXINGTON TROIKA DIALOG RUSSIA FUND


      PETER DERBY is a manager on a portfolio management team that manages the Lexington Troika Dialog Russia Fund. Mr. Derby is the Chairman of the Board of TDAM and is the President, Chief Executive Officer and founder of Troika Dialog and is the President and Chief Executive Officer of Dialog Bank, a position he has held since 1991. Mr. Derby participated in the drafting of corporate, banking and securities legislation in Russia and is currently a member of the Expert Council of Russia's Federal Securities Exchange Commission. Mr. Derby holds numerous director positions in Russian enterprises and charities; he is a founding and current Member of the Board of the Moscow International Currency Exchange, and is a Member of the Board of Directors of the American Chamber of Commerce in Russia. Mr. Derby is Treasurer and Member of the Board of Junior
Achievement in Russia. He is a founding Member of the Russian-American Professional Club in New York City.

     NANCY HERRING is a lead manager of a portfolio management team that manages the Lexington Troika Dialog Russia Fund. Ms. Herring manages the Russian domestic mutual funds of Troika Dialog. She was appointed Managing Director in 1996. Before joining TDAM, Ms. Herring, a U.S. citizen, was a portfolio manager of a U.S. equity fund for Dean Witter Intercapital. In all, she has over twelve years of security industry experience. Her Master's Degree in Business Administration was earned in International Business and Finance at Columbia University Graduate School of Business.

     GAVIN RANKIN is a lead manager of a portfolio management team that manages the Lexington Troika Dialog Russia Fund. Mr. Rankin is Head of Research for TDAM and Troika Dialog. He is responsible, along with other members of the portfolio management team, for the Fund's overall investment strategy. Before joining Troika Dialog, he was the Founder and Chief Executive Officer of Lonpra A.S., an investment banking firm in Czechoslovakia in 1991. Mr. Rankin received a degree in law (L.L.B.) from the University of Buckingham in England and also qualified as a Chartered Accountant with Price Waterhouse. Mr. Rankin has extensive experience in East European equity research and management.

     RUBEN VARDANIAN is a manager on a portfolio management team that manages the Lexington Troika Dialog Russia Fund. Mr. Vardanian is President of TDAM and Executive Director of Troika Dialog. Mr. Vardanian, a Russian national, is a sitting member of the Moscow Times Index Composition Committee. He is a Director and former Chairman of the Board of Directors of the Depository Clearing Company. He is also Chairman of the Board of Directors of the Russian capital markets self-regulatory organization (PAUFOR). Mr. Vardanian received a Masters Degree with Distinction from the Finance Department of Moscow State University. He received post-graduate training with Banca CRT in Italy and the Emerging Markets Division of Merrill Lynch in New York.

LEXINGTON WORLDWIDE EMERGING MARKETS FUND

     Richard T. Saler is the lead manager on an investment management team that manages the Lexington Worldwide Emerging Markets Fund. Mr. Saler is Senior Vice President, Director of International Investment Strategy of the Manager. Mr. Saler is responsible for international investment analysis and portfolio management at the Manager. He has ten years of investment experience. Mr. Saler has focused on international markets since first joining the Manager in 1986. In 1991 he was a strategist with Nomura Securities and rejoined the Manager in 1992. Mr. Saler is a graduate of New York University with a B.S. Degree in Marketing and an M.B.A. in Finance from New York University's Graduate School of Business Administration.

                       MANAGEMENT FEES AND OTHER EXPENSES

      The Manager provides the Funds with advice on buying and selling securities, manages the Funds' Investments, including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services and provides personnel needed by the Funds with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with each fund. The Manager also compensates the members of the Funds' Board of Directors or Trustees who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors.

     The management fees for all the Funds except Lexington Growth and Income Fund, Lexington GNMA Income Fund and Lexington Money Market Trust are higher than for most mutual funds.

      As  compensation,  each  Lexington  Fund pays the Manager a management fee
(accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of that fund, according to the following table.

                                               MANAGEMENT FEE                     AVERAGE DAILY NET
                                                (ANNUAL RATE)                  ASSETS (IF APPLICABLE)
------------------------------------------------------------------------------------------------------
Lexington Crosby Small Cap
   Asia Growth Fund                                 1.25%                                  *
------------------------------------------------------------------------------------------------------
Lexington International Fund                        1.00%                                  *
------------------------------------------------------------------------------------------------------
Lexington Ramirez Global
   Income Fund                                      1.00%                                  *
------------------------------------------------------------------------------------------------------
Lexington Troika Dialog Russia Fund                 1.25%                                  *
------------------------------------------------------------------------------------------------------
Lexington Worldwide Emerging
   Markets Fund                                     1.00%                                  *
------------------------------------------------------------------------------------------------------
Lexington Convertible
   Securities Fund                                  1.00%                                  *
-----------------------------------------------------------------------------------------------------
Lexington Growth and                                0.75%                        First $100 million
  Income fund                                       0.60%                        Next $50 million
                                                    0.50%                        Next $100 million
                                                    0.40%                        Over $250 million
------------------------------------------------------------------------------------------------------
Lexington SmallCap Value Fund                       1.00%                                  *
------------------------------------------------------------------------------------------------------
Lexington Goldfund                                  1.00%                        First $50 million
                                                    0.75%                        Over $50 million
-------------------------------------------------------------------------------------------------------
Lexington GNMA Income Fund                          0.60%                                  *
-------------------------------------------------------------------------------------------------------
Lexington Money Market Trust                        0.50%                                  *
-------------------------------------------------------------------------------------------------------

*One rate applies to the Fund's average daily net assets

      The Manager also serves as the Funds' Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each fund's administrative operations at cost.

      Each fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third-party servicing agents; fees and expenses of Director or Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and record keeping required under the Investment Company Act of 1940; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to that fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

      For certain funds, the Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below the following percentages of each fund's average daily net assets. Lexington International Fund, one and three-quarters percent (1.75%); Lexington Ramirez Global Income Fund, one and one-half percent (1.50%); Lexington Troika Dialog Russia Fund, three and thirty-five one-hundredths of one percent (3.35%); and Lexington Money Market Trust, one percent (1.00%). The Manager also may reduce additional amounts in these or other of the Funds to increase the return to a fund's investors. The Manager may terminate these voluntary reductions at any time.

      In addition, the Manager may elect to absorb operating expenses that a fund is obligated to pay to increase the return to that fund's investors. If the Manager performs a service or assumes an operating expense for which a fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from that fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager also may compensate broker-dealers and other intermediaries that distribute a fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

      The Manager considers a number of factors in determining which brokers or dealers to use for each fund's portfolio transactions. Although these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services, and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Funds receive prompt execution at competitive prices, the Manager also may consider the sale of a fund's shares as a factor in selecting broker-dealers for that fund's portfolio transactions.

      It is anticipated that Troika Dialog or SocGen-Crosby Securities (HK) Limited may act as two of the Fund's brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Funds. The Funds will use Troika Dialog or SocGen-Crosby Securities
(HK) Limited as its broker only when, in the judgement of the Manager and pursuant to review by the Boards of Directors, Troika Dialog or SocGen-Crosby Securities (HK) Limited will obtain a price and execution at least as favorable as that available from other qualified brokers. See "Portfolio Transactions and Brokerage Commissions" in the Statement of Additional Information.

                            HOW TO CONTACT THE FUNDS

      Call a Lexington shareholder service representative Monday-Friday between 9-5 ET for information on the Funds or your account, at:


                  (800) 526-0056 OR (201) 845-7300 FOR SERVICE

                 (800) 526-0052 FOR 24 HOUR ACCOUNT INFORMATION

      Mail your completed application, any checks, investment or redemption instructions and correspondence to the Transfer Agent:

                                      TRANSFER AGENT:
                                      State Street Bank and Trust Company
                                      c/o National Financial Data Services
                                      Lexington Funds
                                      1004 Baltimore
                                      Kansas City, Missouri 64105

                           HOW TO INVEST IN THE FUNDS

      The Funds' shares are offered directly to the public, with no sales load, at their next determined net asset value after receipt of an order with payment. The Funds' shares are offered for sale by State Street Bank and Trust Company (the "Transfer Agent") and through selected securities brokers and dealers.

      If an order, together with payment in proper form, is received by the Transfer Agent by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, fund shares will be purchased at the fund's next-determined net asset value. Orders for fund shares received after the Funds' cutoff times will be purchased at the next-determined net asset value after receipt of the order.


      The minimum investment in each fund is described in this section. The Manager or the Distributor, in its discretion, may waive these minimums. The Funds do not accept third-party checks or cash investments. Third party checks are defined as checks made payable to someone other than the Fund. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S. See the Statement of Additional Information for further details.

INITIAL INVESTMENTS

      Minimum Initial Investment (except Lexington
        Troika Dialog Russia Fund):$1,000

      MINIMUM INITIAL INVESTMENT FOR THE LEXINGTON TROIKA
        DIALOG RUSSIA FUND:$5,000

INITIAL INVESTMENTS BY CHECK

     o Complete the New Account Application. Tell us in which fund(s) you want to invest and make your check payable to THE LEXINGTON FUNDS.

     o Mail the New Account Application and check to the Transfer Agent at the address given above.

     o    A charge may be imposed on checks that do not clear.

     o The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.

INITIAL INVESTMENTS BY WIRE


     o Shares of the Funds may be purchased by wire if a prospectus has been received and read prior to investing. The purchase will be made at the net asset value on the day received if the wire is received prior to 4 pm ET.

     o Telephone the Funds toll-free at 1-800-526-0056. Provide the Fund with your name, dollar amount to be invested and fund(s) in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.


     o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:


                        State Street Bank and Trust Company
                        Account No. 99043713
                            Re: Lexington Fund you are
                            investing in
                        Account of (your Registration)
                        Account # (of new account)
                        ABARouting Number 011000028


     O A COMPLETED NEW ACCOUNT APPLICATION MUST THEN BE FORWARDED TO THE FUND AT THE ADDRESS ON THE APPLICATION.

     o    Your bank may charge a fee for any wire transfers.

     o The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.

MINIMUM SUBSEQUENT INVESTMENT:                                              $50

     SUBSEQUENT INVESTMENTS BY CHECK

     o Make your check payable to The Lexington Funds. Enclose the detachable form which accompanies the Transfer Agent's confirmation of a prior transaction with your check. If you do not have the detachable form, mail your check with written instructions indicating the fund name and account number to which your investment should be credited.

     o    A charge may be imposed on checks that do not clear.

     SUBSEQUENT INVESTMENTS BY WIRE

     o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent using the bank wire information under "Initial Investments by Wire" above.

     "LEX-O-MATIC" THE AUTOMATIC INVESTMENT PLAN

     o A shareholder may make additional purchases of shares automatically on a monthly or quarterly basis with the automatic investing plan, "Lex-O-Matic."

     o "Lex-O-Matic" will be established on existing accounts only. You may not use a "Lex-O-Matic" investment to open a new account. The minimum automatic investment amount is $50.

     o    Your bank must be a member of the Automated Clearing House.

     o To establish Lex-O-Matic, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Lexington Account Application or your letter of instruction.


     o Investments will automatically be transferred into your Lexington Account from your checking or savings account. The institution must be an Automated Clearing House (ACH) member.


     o Investments may be transferred either monthly or quarterly on or about the 15th day of the month.

     o You should allow 20 business days for this service to become effective.

     o You may cancel your Lex-O-Matic at any time provided that a letter is sent to the Transfer Agent ten days prior to the scheduled investment date. Your request will be processed upon receipt.

      By investing in the Lexington Funds, you appoint the Transfer Agent as your agent to establish an open account to which all shares purchased will be credited, along with any dividends and capital gain distributions which are paid in additional shares (see "Dividends and Distributions"). Stock certificates will be issued, upon written request, for full shares of Lexington Funds. Certificates will not be issued for 30 days unless payment is made by certified check, cashier's check or federal funds wire. In order to facilitate redemptions and transfers, most shareholders elect not to receive certificates.

      You may purchase shares of the Lexington Funds through broker-dealers or financial institutions that have selling agreements with LFD. Broker-dealers and financial institutions that process such orders for customers may charge a fee for their services. The fee may be avoided by purchasing shares directly from the Lexington Funds.

                    HOW TO REDEEM AN INVESTMENT IN THE FUNDS


      The Funds will redeem all or any portion of an investors outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholders instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. You may redeem shares of the Lexington Funds through broker-dealers or financial institutions that have selling agreements with LFD. Broker-dealers and financial institutions that process such orders for customers may charge a fee for their services. The fee may be avoided by redeeming shares directly from the Lexington Funds.

      A 2% redemption fee will be charged on the redemption of shares of the Lexington Troika Dialog Russia Fund held less than 365 days. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee will be applied on a share by share basis using the "first shares in, first shares out" (FIFO) method. Therefore, the oldest shares are considered to have been sold first.

       REDEEMING BY WRITTEN INSTRUCTION

     o Write a letter giving your name, account number, the name of the fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.


     o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $25,000. The Transfer Agent requires that the guarantor be either a commercial bank which is a member of the FederalDeposit Insurance Corporation, a trust company, a savings and loan association, a savings bank, a credit union, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR. CONTACT THE FUND FOR MORE INFORMATION.


     o If a redemption request is sent to the Fund in New Jersey, it will be forwarded to the Transfer Agent and the effective date of redemption will be the date received by the Transfer Agent.


     o Checks for redemption proceeds will normally be mailed within three business days, but will not be mailed until all checks in payment for the shares to be redeemed have been cleared. Shareholders who redeem all their shares will receive a check representing the value of the shares redeemed plus the accrued dividends through the date of redemption. Where shareholders redeem only a portion of their shares, all dividends declared but unpaid will be distribute on the next dividend payment date. The Transfer Agent will restrict the mailing of redemption proceeds to a shareholder address of record within 30 days of such address being changed, unless the shareholder provides a signature guaranteed letter of instruction.


       REDEEMING BY TELEPHONE


     o Shares of the Funds may redeemed by telephone. A telephone redemption in good order will be processed at the net asset value of the Fund next determined. There is a maximum telephone redemption limit of $100,000. Call the Fund between 9 a.m. and 4 p.m. ET toll free at 1-800-526-0056.


     o A redemption authorization and signature guarantee must be given before a shareholder may redeem by telephone. A redemption authorization form is contained in the New Account Application and authorization forms may be obtained by calling the Funds.


     o Shareholders may elect on the redemption authorization form to have redemption proceeds, in any amount of $200 or more, mailed to the registered address or to any other designated person. There is a minimum of $1,000 to have your Redemption proceeds wired to a bank account. A new form must be completed whenever these instructions are revised.

     o Telephone redemption privileges may be canceled by instructing the Transfer Agent in writing. Your request will be processed upon receipt.

     o    Telephone  Exchanges  may only  involve  shares held on deposit by the
          Transfer   Agent,   not  shares  held  in  certificate   form  by  the
          shareholder.

     o    Exchange/Redemption  by  telephone,   see  below   "Exchange/Telephone
          Privileges and Restrictions."

     REDEEMING BY CHECK

     o    Checkwriting is available on the Lexington Money Market Trust.


     o The minimum amount per check is $100 or more up to $500,000 at no charge. Checks for less than $100 or over $500,000 will not be honored.

     o    All checks require only one signature unless otherwise indicated.

     o    Checks will be returned to you at the end of each month.

     o Redemption checks are free, but a charge of $15.00 may be imposed for any stop payments requested.

     o    Redemption checks should not be used to close your account.

     o Procedures for redemptions by telephone, at no charge, or check may only be used for shares for which share certificates have not been issued, and may not be used to redeem shares purchased by check which have been on the books of the Fund for less than 15 days.

SYSTEMATIC WITHDRAWAL PLAN


      Under a Systematic Withdrawal Plan, a shareholder with an account value of $10,000 or more in a fund may receive (or have sent to a third party) periodic payments (by check or wire). If the proceeds are to be mailed to a third party a signature guarantee is required. The minimum payment amount is $100 from each fund account. Payments may be made monthly, quarterly, semi-annually or annually. Systematic withdrawals occur on the 28th of each month. If the 28th falls on a weekend or holiday, the withdrawal will occur on the preceding business day. Depending on the form of payment requested, shares may be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.

EXCHANGE/TELEPHONE REDEMPTION PRIVILEGES AND RESTRICTIONS

      Shares of the Lexington Funds may be exchanged for shares of equivalent value of any Lexington Fund. If an exchange involves investing in a Lexington Fund not already owned, the dollar amount of the exchange must meet the minimum initial investment amount. An exchange may result, in a recognized gain or loss for income tax purposes. Exchanges over $500,000 may take up to three business days to complete. See the discussion of fund telephone procedures and limitations of liability under "Telephone Transactions" above.


     PURCHASING AND REDEEMING SHARES BY EXCHANGE


     o You may make exchange/redemption requests in writing or by telephone. Telephone exchanges may only be made if you have completed a Telephone Authorization form. Telephone exchanges may not be made within 7 days of a previous exchange.

     o The minimum exchange required is $500, unless a new account is being established.

     o Telephone exchanges/redemptions may only involve shares held on deposit by the Transfer Agent, not shares held in certificate form by the shareholder.

     o Any new account established by a shareholder will also have the privilege of exchange by telephone in the Lexington Funds. All accounts involved in a telephonic exchange must have the same dividend option as the account from which the shares are transferred.

     o Telephone redemption privileges are not available on retirement plan accounts.

TELEPHONE EXCHANGE/TELEPHONE REDEMPTION IDENTIFICATION PROCEDURES

      You agree that neither LFD, the Transfer Agent, or the Fund(s) will be liable for any loss, expense or cost arising out of any requests effected in accordance with this authorization which would include requests effected by imposters or persons otherwise unauthorized to act on behalf of the account. The above provision is subject to the procedures outlined below. LFD, the Transfer Agent and the Fund, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if they do not employ reasonable procedures they may be liable for any losses due to unauthorized or fraudulent instructions. The following identification procedures may include, but are not limited to, the following: account number, registration and address, taxpayer identification number and other information particular to the account. In addition, all telephone exchange and telephone redemption transactions will take place on recorded telephone lines and each transaction will be confirmed in writing by the Fund. If the Shareholder is an entity other than an individual, such entity may be required to certify that certain persons have been duly elected and are now legally holding the titles given and that the said corporation, trust, unincorporated association, etc. is duly organized and existing and has the power to take action called for by this continuing authorization.


                        HOW NET ASSET VALUE IS DETERMINED

      The net asset value of each Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Per share net asset value is calculated by dividing the value of each fund's total net assets by the total number of that fund's shares then outstanding.


      As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked price. Securities traded over-the-counter are valued at the mean between the last current bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Funds' officers, and by the Manager and the Boards, in accordance with methods that are specifically authorized by the Boards. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value. When Fund management deems it appropriate prices obtained for the day of valuation from a third party pricing service will be used to value portfolio securities.


      The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Boards. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of fund shares even without any change in the foreign-currency denominated values of such securities.

      Because foreign securities markets may close before the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected unless the Manager, under supervision of the Board, determines that a particular event would materially affect a fund's net asset value.

DISTRIBUTION PLAN


     The Lexington Convertible Securities Fund, Lexington Goldfund, Lexington Growth and Income Fund, Lexington International Fund, Lexington Ramirez Global Income Fund, Lexington SmallCap Value Fund and Lexington Troika Dialog Russia Fund have each adopted a Distribution Plan. The Distribution Plan provides that the Funds may pay distribution fees up to 0.25% of their average daily net assets for distribution services.


SHAREHOLDER SERVICE AGREEMENTS


      The Lexington Crosby Small Cap Asia Growth Fund, Lexington GNMA Income Fund and Lexington Worldwide Emerging Markets Fund may enter into Shareholder Servicing Agreements with one or more Shareholder Servicing Agents. The Shareholder Servicing Agents provide various services to shareholders. For these services, each Shareholder Servicing Agent receives fees up to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is made. The Manager, at no additional cost to the Funds, may pay to Shareholder Servicing Agents additional amounts from its past profits. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it.

TAX-SHELTERED RETIREMENT PLANS

      The Funds offers a Prototype Pension and Profit Sharing Plan, including a Keogh Plan, IRA's, SEP-IRA's and IRA Rollover Accounts, 401(k) Plans and 403(b)(7) Plans. Plan support services are available through the Shareholder Services Department of LMC. For further information call 1-800-526-0056.

                           DIVIDENDS AND DISTRIBUTIONS

      Each fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of fund distributions are not guaranteed and are at the discretion of the Board. Currently, the Lexington Funds intend to distribute according to the following schedule:

                                    INCOME DIVIDENDS                     CAPITAL GAINS
---------------------------------------------------------------------------------------------------
LEXINGTON CONVERTIBLE               Declared and paid quarterly          Declared and paid annually
   SECURITIES FUND
LEXINGTON GROWTH AND INCOME FUND
LEXINGTON RAMIREZ GLOBAL
   INCOME FUND
---------------------------------------------------------------------------------------------------
LEXINGTON GNMA INCOME FUND          Declared and paid monthly            Declared and paid annually
---------------------------------------------------------------------------------------------------
LEXINGTON CROSBY SMALL CAP          Declared and paid annually           Declared and paid annually
   ASIA GROWTH FUND
LEXINGTON INTERNATIONAL FUND
LEXINGTON SMALLCAP VALUE FUND
LEXINGTON TROIKA DIALOG
   RUSSIA FUND

LEXINGTON WORLDWIDE
   EMERGING MARKETS FUND
---------------------------------------------------------------------------------------------------
LEXINGTON GOLDFUND                  Declared and paid                    Declared and paid
                                    semi-annually                        semi-annually

---------------------------------------------------------------------------------------------------
LEXINGTON MONEYMARKET               Declared daily                       Not expected
   TRUST                            and paid monthly
---------------------------------------------------------------------------------------------------

      Unless investors request cash distributions in writing, all dividends and other distributions will be reinvested automatically in additional shares of the applicable fund and credited to the shareholders account at the closing net asset value on the reinvestment date.

DISTRIBUTIONS AFFECT A FUND'S NET ASSET VALUE

      Distributions are paid to you as of the record date of a distribution of a fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in each fund's daily net asset value. The share price of a fund drops on the ex-dividend date by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Lexington Growth and Income Fund declared a dividend in the amount of $0.50 per share. If the Lexington Growth and Income Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

"BUYING A DIVIDEND"

      If you buy shares of a fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." In the example above, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.50 per share as a dividend and your shares would now be worth $9.50 per share. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of net asset value of the Fund, regardless of whether you reinvested the dividends.

                                    TAXATION

      Each of the funds has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Funds generally will not be liable for federal income tax or excise tax based on net income except to the extent their earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code. If a fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. Funds investing in foreign securities also may incur tax liability to the extent they invest in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.

      For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase fund shares) receive from the Funds are considered ordinary income. Part of the distributions paid by the Funds may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of a fund are treated by shareholders as long-term capital gains regardless of the length of time the fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Funds.

      Each fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Funds. Additional information on tax matters relating to the Funds and their shareholders is included in the Statement of Additional Information.

                               GENERAL INFORMATION

THE FUNDS


      The Lexington Convertible Securities Fund, Lexington Money Market Trust and Lexington Ramirez Global Income Fund are business trusts organized under the laws of Massachusetts. The Lexington Crosby Small Cap Asia Growth Fund, Lexington Goldfund, Lexington GNMA Income Fund, Lexington Growth and Income Fund, Lexington International Fund, Lexington SmallCap Value Fund, Lexington Troika Dialog Russia Fund and Lexington Worldwide Emerging Markets Fund are Maryland corporations. The assets and liabilities of each business trust and corporation are separate and distinct from each other business trust or corporation.


      The Funds may offer other classes of shares to eligible investors and may in the future designate other classes of shares for specific purposes.

SHAREHOLDER RIGHTS

      Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by each fund and to the net assets of each fund upon liquidation or dissolution. Each fund votes separately on matters affecting only that fund (e.g., approval of the Investment Management Agreement). Voting rights are not cumulative, so the holders of more than 50% of the shares voting in any election of Trustees or Directors can, if they so choose, elect all of the Trustees or Directors of that Fund. Although the Funds are not required, and do not intend, to hold annual meetings of shareholders, such meetings may be called by each Fund's Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Fund for the purpose of electing or removing Trustees or Directors. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees or Directors pursuant to the provisions of Section 16(c) of the Investment Company Act.

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

PERFORMANCE INFORMATION

      From time to time, the Funds may publish their total return, and, in the case of certain funds, current yield and tax equivalent yield in advertisements and communications to investors. Total return information generally will include a fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the fund's inception of operations. A fund may also advertise aggregate and average total return information over different periods of time. Each fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against each fund's income.

      Current yield as prescribed by the SEC is an annualized percentage rate that reflects the change in value of a hypothetical account based on the income received from the fund during a 30-day period. It is computed by determining the net change, excluding capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. A hypothetical charge reflecting deductions from shareholder accounts for management fees or shareholder services fees, for example, is subtracted from the value of the account at the end of the period, and the difference is divided by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized. See "Performance Information" in the Statement of Additional Information.


      Comparative performance information may be used from time to time in advertising and marketing a Fund's shares. The performance information may include data from sources such as Lipper Analytical Services, Inc. or major market indices. Such comparative performance information will be stated in the same terms in which the comparative data and indices are stated.

      Investment results of the Funds will fluctuate over time, and any representation of the Funds' total return or current yield for any prior period should not be considered as a representation of what an investors total return or current yield may be in any future period. The Funds' Annual Report contains additional performance information and is available upon request and without charge by calling (800) 526-0056.

CODE OF ETHICS

      The Code of Ethics adopted by the Lexington Funds and the Manager prohibits affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Funds' planned portfolio transactions. The objective of the Funds' and the Manager's Code of Ethics is that the operations of the Funds and the Manager be carried out for the exclusive benefit of the Fund's shareholders. The Funds and the Manager maintain careful monitoring of compliance with the Code of Ethics.
LEGAL OPINION

      The validity of shares offered by this Prospectus will be passed on by Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022.

SHAREHOLDER REPORTS AND INQUIRIES

      During the year, the Funds will send you the following information:

       o Confirmation statements are mailed after every transaction that affects your account balance, including preauthorized automatic investment, exchange and redemption transactions. Lexington Money Market Trust, Lexington GNMA Income Fund and Lexington Ramirez Global Income Fund provide quarterly confirmation statements annually. All other Funds will provide confirmation statements annually, unless the account balance is affected by any daily transactions. Shareholders are urged to retain their account statements for tax purposes.


       o Annual and semi-annual reports are mailed approximately 60 days after December 31 and June 30.

       o 1099 TAX FORM(S) ARE MAILED BY JANUARY 31.

      Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. Any questions should be directed to The Lexington Funds at (800) 526-0056.

                               BACK-UP WITHHOLDING


TAXPAYER IDENTIFICATION NUMBER (TIN)

      Be sure to complete the Taxpayer Identification Number section of the fund's application when you open an account. Federal tax law requires the fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or taxpayer identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required.


      A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Back-up withholding could apply to payments made to a shareholders account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to back-up withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by a fund may be subject to up to 30% withholding instead of back-up withholding.

      A shareholder who is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult a tax adviser.

                           --------------------------


      THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALESPERSON, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, OR IN THE FUNDS' OFFICIAL SALES LITERATURE.

                           --------------------------

                                    GLOSSARY

O CASH   EQUIVALENTS.   Cash   equivalents  are   short-term,   interest-bearing
  instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury Bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.


O COLLATERAL  ASSETS.  Collateral assets include cash,  letters of credit,  U.S.
  government securities or other high-grade liquid debt or equity securities (except that instruments collateralizing loans by the Money Market Funds must be debt securities rated in the highest grade). Collateral assets are separately identified and rendered unavailable for investment or sale.


O CONVERTIBLE SECURITY. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

O COVERED CALL OPTION. A call option is "covered" if the fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an off setting call option.

O COVERED PUT OPTION. A put option is "covered" if the fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.


O DEPOSITORY RECEIPTS.  Depository receipts include American depository receipts
  ("ADRs"), European depository receipts ("EDRs"), global depository receipts ("GDRs") and other similar instruments. Depository receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.


O DERIVATIVES. Derivatives include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts and swaps and options on futures contracts on U.S. government and foreign government securities and currencies.

O DOLLAR ROLL TRANSACTION. A dollar roll transaction is similar to a reverse repurchase agreement except it requires a fund to repurchase a similar rather than the same security.


O DURATION. A time measure of a bond's interest-rate sensitivity, based on the weighted average of the time periods over which a bond's cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond's price. (A bonds cash flows consist of coupon payments and repayment of capital). A bond's duration will almost always be shorter than its maturity, with the exception of zero-coupon bonds, for which maturity and duration are equal.


O EMERGING MARKET COMPANIES. A company is considered to be an emerging market company if its securities are principally traded in the capital market of an emerging market country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging market countries or from sales made in such emerging market countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging market country. An emerging market country is one having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing.

O EQUITY DERIVATIVE SECURITIES. These include, among other things, options on equity securities, warrants and future contracts on equity securities.

O EQUITY SWAPS. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps transitions may be volatile and may present the fund with counterparty risks.

O FHLMC. The Federal Home Loan Mortgage Corporation.

O FNMA. The Federal National Mortgage Association.

O FORWARD CURRENCY CONTRACTS. A forward currency contract is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year. A fund generally enters into forward contracts only under two circumstances. First, if a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of a fund's portfolio securities denominated in such currency. A fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

O FUTURES AND OPTIONS ON FUTURES. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. For example, a fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. Each fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

O GNMA. The Government National Mortgage Association.

O HIGHLY RATED DEBT SECURITIES. Debt securities rated within the three highest grades by Standard & Poor's Corporation ("S&P") (AAA to A), Moodys Investors Services, Inc. ("Moody's") (Aaa to A) or Fitch Investor Services, Inc. ("Fitch") (AAA to A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See the Appendix to the Statement of Additional Information for a description of these ratings.

O ILLIQUID SECURITIES. The Funds treat any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. The Funds also treat repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Funds' Board and guidelines adopted by the Funds' Board, the Manager has determined to be liquid.

O INVESTMENT GRADE. Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa) or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

O LEVERAGE.  Some  funds  may use  leverage  in an effort  to  increase  return.
  Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. Leveraging also creates interest expenses that can exceed the income from the assets retained.


O OPTIONS ON SECURITIES, SECURITIES INDICES AND CURRENCIES. A fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A fund may purchase put and call options on stock indices in order to hedge against risks of stock market or industry wide stock price fluctuations.


O PARTICIPATION INTERESTS. Participation interests are issued by financial institutions and represent undivided interests in municipal securities. Participation interests may have fixed, floating or variable rates of interest. Some participation interests are subject to a "nonappropriation" or "abatement" feature by which, under certain conditions, the issuer of the underlying municipal security, without penalty, may terminate its payment obligation. In such event, the Funds must look to the underlying collateral.

O REPURCHASE  AGREEMENT.  With a repurchase  agreement,  a fund  acquires a U.S.
  government security or other high-grade liquid debt instrument (for the Money Market Funds, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

O REVERSE DOLLAR ROLL TRANSACTIONS. When a fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price.

O REVERSE REPURCHASE AGREEMENT. In a reverse repurchase agreement, a fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

O RUSSIA. "Russia" refers to the Russian Federation, which does not include other countries that formerly comprised the Soviet Union.

O RUSSIAN COMPANY. "Russian Company" means a legal entity (i) that is organized under the laws of, or with a principal office and domicile in, Russia, (ii) for which the principal equity securities trading market is in Russia, or
  (iii) that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in Russia or that has at least 50% of its assets situated in Russia.

O SECURITIES  LENDING. A fund may lend securities to brokers,  dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

O S&P 500. Standard & Poor's 500 Composite Stock Price Index.

O U.S. GOVERNMENT SECURITIES. These include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

O WARRANT. A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

O WHEN-ISSUED  AND FORWARD  COMMITMENT  SECURITIES.  The Funds may purchase U.S.
  government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a fund. At the time a fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked to market daily. There is a risk that the securities may not be delivered and that the fund may incur a loss.

O ZERO COUPON BONDS. Zero coupon bonds are debt obligations that do not pay current interest and are consequently issued at a significant discount from face value. The discount approximates the total interest the bonds will accrue and compound over the period to maturity or the first interest-payment date at a rate of interest reflecting the market rate of interest at the time of issuance.

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


                               ------------------

                               INVESTMENT MANAGER


                        Lexington Management Corporation
                                  P.O. Box 1515
                             Park 80 West Plaza Two
                            Saddle Brook, N.J. 07663

                                   DISTRIBUTOR
                        Lexington Funds Distributor, Inc.
                                  P.O. Box 1515
                             Park 80 West Plaza Two
                            Saddle Brook, N.J. 07663


                      All shareholder requests for services
                          of any kind shall be sent to:

                                 TRANSFER AGENT
                       State Street Bank and Trust Company
                      c/o National Financial Data Services
                                 Lexington Funds
                                 1004 Baltimore
                           Kansas City, Missouri 64105

                                    CUSTODIAN
                           Chase Manhattan Bank, N.A.
                           1211 Avenue of the Americas
                            New York, New York 10022

                                  LEGAL COUNSEL
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022

                                    AUDITORS
                              KMPG Peat Marwick LLP
                                 345 Park Avenue
                            New York, New York 10154

                               ------------------

                    LEXINGTON TROIKA DIALOG RUSSIA FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1997

    This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the current prospectus of Lexington Troika Dialog Russia Fund (the "Fund"), dated May 1, 1997, and as it may be revised from time to time. To obtain a copy of the Fund's prospectus at no charge, please write to the Fund at P.O. Box 1515/Park 80 West - Plaza Two, Saddle Brook, New Jersey 07663 or call the following toll-free numbers:


           Shareholder Services Information:--1-800-526-0056 (or 201-845-7300) Institutional/Financial Adviser Services:--1-800-367-9160
                24 Hour Account Information:--1-800-526-0052

    Lexington Management Corporation ("LMC") is the Fund's investment adviser. Troika Dialog Asset Management ("TDAM") is the Fund's sub-adviser. Lexington Funds Distributor, Inc. is the Fund's distributor.


                                TABLE OF CONTENTS

                                                                            Page

Additional Investment Practices ...........................................    2

Management of the Fund ....................................................    2

Investment Restrictions ...................................................    5

Investment Adviser, Sub-Adviser, Distributor and Administrator ............    6

Portfolio Transactions and Brokerage Commissions ..........................    7

Redemption of Shares ......................................................    8

Determination of Net Asset Value ..........................................    8

Telephone Exchange Provisions .............................................    8

Tax-Sheltered Retirement Plans ............................................    9

Tax Matters ...............................................................    9

Performance Calculation ...................................................   14


Shareholder Reports .......................................................   14

Other Information .........................................................   14

Financial Statements ......................................................   15

                         ADDITIONAL INVESTMENT PRACTICES

    The Fund is authorized to use various investment strategies, some or all of which may be classified as derivatives, to hedge various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and to enhance total return, which may be deemed a form of speculation. Subject to the requirements of the 1940 Act, the Fund may hedge up to 100% of its assets when deemed appropriate by the Sub-Adviser. The Fund is also authorized to use investment strategies to manage the effective maturity or duration of debt securities or instruments held by the Fund, or to enhance the Fund's income or gain. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, most of these strategies are currently unavailable in Russia and may not become available in the future. Techniques and instruments may change over time, however, as new instruments and strategies are developed or regulatory changes occur. For a full description of the Fund's investment practices, see the prospectus under "Additional Investment Practices."

                             MANAGEMENT OF THE FUND

    The Directors and executive officers of the Fund and their principal occupations are set forth below:

+S.M.S.  CHADHA  (59),  Director.  3/16  Shanti  Niketan,  New Delhi 21,  India.
   Secretary, Ministry of External Affairs, New Delhi, India; Head of Foreign Service Institute, New Delhi, India; Special Envoy of the Government of India; Director, Special Unit for Technical Cooperation among Developing Countries, United Nations Development Program, New York.


*+ROBERT M. DEMICHELE (52), President and Chairman. P.O. Box 1515, Saddle Brook,
   N.J. 07663. Chairman and Chief Executive Officer, Lexington Management Corporation; President and Director, Lexington Global Asset Managers, Inc.; Chairman and Chief Executive Officer, Lexington Funds Distributor, Inc.;
   Chairman of the Board, Market Systems Research, Inc. and Market Systems Research Advisors, Inc.; Director, Chartwell Re Corporation, Claredon
   National Insurance Company, The Navigator's Group, Inc., Unione Italiana Reinsurance, Vanguard Cellular Systems, Inc. and Weeden & Co.; Vice Chairman of the Board of Trustees, Union College and Trustee, Smith Richardson Foundation.


*+BEVERLEY C. DUER (67), Director,  340 East 72nd Street, News York, N.Y. 10021.
   Private Investor. Formerly, Manager of Operations Research Department-CPC International, Inc.

*+BARBARA R. EVANS (36),  Director, 5 Fernwood Road, Summit, N.J. 07901. Private
   Investor. Prior to May, 1989, Assistant Vice President and Securities Analyst, Lexington Management Corporation.

*+RICHARD M. HISEY (38), Vice President, Treasurer and Director. P. O. Box 1515,
   Saddle Brook, N.J. 07663. Managing Director, Director and Chief Financial Officer, Lexington Management Corporation; Chief Financial Officer, Vice President and Director, Lexington Funds Distributor, Inc.; Director, Lexington Capital Management, Inc.; Director, LCM Financial Services, Inc.; Chief Financial Officer, Market Systems Research Advisors, Inc.; Executive Vice President and Chief Financial Officer, Lexington Global Asset Managers, Inc.

*+LAWRENCE  KANTOR (49),  Vice  President  and Director.  P.O. Box 1515,  Saddle
   Brook, N.J 07663. Managing Director, General Manager and Director, Lexington Management Corporation; Executive Vice President and Director, Lexington Funds Distributor, Inc.; Executive Vice President and General Manager-Mutual Funds, Lexington Global Asset Managers, Inc.

+JERARD F. MAHER (50), Director. 300 Raritan Center Parkway,  Edison, New Jersey
   08818-7815. General Counsel, Federal Business Centers; Counsel, Ribis, Graham & Curtin; Trustee, Lexington Convertible Services Fund since 1986.

+ANDREW M. McCOSH (56), Director.  12 Wyvern Park, Edinburgh EH 92 JY, Scotland,
   U.K. Professor of the Organisation of Industry and Commerce, Department of Business Studies, The University of Edinburgh, Scotland.

*+DONALD B. MILLER (70),  Director.  10725 Quail Covey Road,  Boynton Beach,  FL
   33436. Chairman, Horizon Media, Inc.; Trustee, Galaxy Funds; Director, Maquire Group of Connecticut; prior to January 1989, President, Director and C.E.O., Media General Broadcast Services (advertising firm).

*+JOHN G. PRESTON (64),  Director.  3 Woodfield Road,  Wellesley,  Massachusetts
   02181. Associate Professor of Finance, Boston College, Boston, Massachusetts.

*+MARGARET W. RUSSELL (76). Director. 55 North Mountain Avenue,  Montclair, N.J.
   07042. Private Investor. Formerly, Community Affairs Director, Union Camp Corporation.

*+LISA CURCIO (37), Vice President and Secretary.  P.O. Box 1515,  Saddle Brook,
   N.J. 07663. Senior Vice President and Secretary, Lexington Management Corporation; Vice President and Secretary, Lexington Funds Distributor, Inc.; Secretary, Lexington Global Asset Managers, Inc.

*+RICHARD LAVERY (42), CLU ChFC,  Vice President.  P.O. Box 1515,  Saddle Brook,
   N.J. 07663. Senior Vice President, Lexington Management Corporation; Vice President, Lexington Funds Distributor, Inc.

*+JANICE  CARNICELLI  (37), Vice President.  P.O. Box 1515,  Saddle Brook,  N.J.
   07663.

+*PETER DERBY (36), Vice  President.  6/3 1st Kolobovsky  per,  Moscow,  103051,
   Russia. Chairman of the Board of Troika Dialog Asset Management. President and Chief Executive Officer of Troika Dialog. President and Chief Executive Officer of Dialog Bank since 1991. Director, Moscow International Currency Exchange (MICEX). Director, American Chamber of Commerce, Moscow. Treasurer and Director, Junior Achievement, Moscow; Founding member, Russian-American Professional Club, New York.

+*NANCY HERRING (44), Vice President and Portfolio Manager. 6/3 1st Kolobovsky per, Moscow, 103051, Russia. Managing Director and Chief Investment Officer, Troika Dialog Asset Management. Prior to September 1996, Portfolio Manager, Dean Witter Intercapital.

+*GAVIN RANKIN (34), Vice President and Portfolio Manager. 6/3 1st Kolobovsky per, Moscow, 103051, Russia. Director of Research, Troika Dialog Asset
   Management and Troika Dialog. Prior to November, 1995, Founder and Chief Executive Officer, Lonpra A.S. (investment bankers-Czechoslovakia). Received a degree in law (L.L.B.) from the University of Buckingham. Qualified as a Chartered Accountant with Price Waterhouse.

+*RUBEN VARDANIAN (29), Vice President,  6/3 1st Kolobovsky per, Moscow, 103051,
   Russia. President, Troika Dialog Asset Management. Executive Director, Troika Dialog.

*+CHRISTIE CARR (29),  Assistant  Treasurer  P.O. Box 1515,  Saddle Brook,  N.J.
   07663. Prior to October 1992, Senior Accountant. KPMG Peat Marwick LLP.

*+SIOBHAN GILFILLAN (33), Assistant Treasurer. P.O. Box 1515, Saddle Brook, N.J.
   07663.


*+JOAN K. LEDERER (30), Assistant  Treasurer.  P.O. Box 1515, Saddle Brook, N.J.
   07663. Prior to April 1997, Director of Investment Accounting, Diversified Investment Advisors, Inc. Prior to April 1996, Assistant Vice President, PIMCO.


*+THOMAS LUEHS (34),  Assistant  Treasurer.  P.O. Box 1515,  Saddle Brook,  N.J.
   07663. Prior to November 1993, Supervisor of Investment Accounting, Alliance Capital Management.

*+SHERI MOSCA (33),  Assistant  Treasurer.  P.O. Box 1515,  Saddle  Brook,  N.J.
   07663.

*+PETER CORNIOTES (34), Assistant  Secretary.  P.O. Box 1515, Saddle Brook, N.J.
   07663. Assistant Vice President, Lexington Management Corporation. Assistant Secretary, Lexington Funds Distributor, Inc.

*+ENRIQUE J. FAUST (36), Assistant Secretary.  P.O. Box 1515, Saddle Brook, N.J.
   07663. Prior to March 1994, Blue Sky Compliance Coordinator, Lexington Management Corporation.

+*"Interested person" and/or "Affiliated person" of LMC or Troika Dialog as defined in the Investment Company Act of 1940, as amended.


 *+Messrs. Chada,  Corniotes,  DeMichele,  Duer, Faust, Hisey,  Kantor,  Lavery,
   Luehs, Miller, Maher, McCosh, Preston and Mmes. Carnicelli, Carr, Curcio, Evans, Gilfillan, Lederer, Mosca. and Russell hold similar offices with some or all of the other investment companies advised and/or distributed by LMC and LFD.


    All officers and directors of the Fund are U.S. residents except for the following three (3) individuals: Peter Derby, Ruben Vardanian and Gavin Rankin. The primary residence for Mr. Derby, Mr. Vardanian and Mr. Rankin is in Russia. Mr. Derby is a U.S. citizen. These three Fund officers are also executive officers of Troika Dialog Asset Management ("TDAM"). TDAM is registered with the U.S. Securities and Exchange Commission ("SEC") as a non-resident registered investment adviser. TDAM has filed with the SEC an Irrevocable Appointment of Agent for Service of Process, which designates and appoints the SEC as its agent upon whom may be served all process, pleadings, and other papers in any civil suit or action brought against it. This irrevocable appointment shall continue in effect notwithstanding the subsequent withdrawal or admission of any executive officer if such withdrawal or admission does not as a matter of law create a new closed joint stock company. In the event of dissolution of the closed joint stock company this irrevocable agreement shall nevertheless continue in effect for any action against the former executive officers or the closed joint stock company in dissolution.

    Set forth below is information regarding compensation to be paid during the current fiscal year. Since the Fund has not completed its first full year, this information is an estimate of future payments that would be made pursuant to existing compensation arrangements. The Board does not have any audit or compensation committees.

Remuneration of Directors and Certain Executive Officers:

    Each Director is reimbursed for expenses incurred in attending each meeting of the Board of Directors or any committee thereof up to a maximum of $5,000 a year. Each Director who is not an affiliate of the advisor is compensated for his or her services according to a fee schedule which recognizes the fact that each Director also serves as a Director of other investment companies advised by LMC. Each Director receives a fee, allocated among all investment companies for which the Director serves. Each Director receives annualized compensation of $25,600.

    Set forth below is information regarding compensation paid or accrued for the fiscal year ended December 31, 1996 for each director.



--------------------------------------------------------------------------------------------
                         Aggregate          Total Compensation From          Number of
Name of Director    Compensation from        Fund and Fund Complex     Directorships in Fund
                          Fund                                                Complex
--------------------------------------------------------------------------------------------
S.M.S. Chadha              $856                       $13,696                    16
--------------------------------------------------------------------------------------------
Robert M. DeMichele         0                           $0                       17
--------------------------------------------------------------------------------------------
Beverley C. Duer          $1,080                      $29,110                    17
--------------------------------------------------------------------------------------------
Barbara R. Evans            0                            0                       16
--------------------------------------------------------------------------------------------
Lawrence Kantor             0                            0                       16
--------------------------------------------------------------------------------------------
Jerard F. Maher            $856                       $16,046                    17
--------------------------------------------------------------------------------------------
Andrew M. McCosh           $856                       $13,696                    16
--------------------------------------------------------------------------------------------
Donald B. Miller          $1,080                      $26,760                    16
--------------------------------------------------------------------------------------------
Francis Olmsted*           $788                       $16,800                    N/A
--------------------------------------------------------------------------------------------
John G. Preston           $1,080                      $26,760                    16
--------------------------------------------------------------------------------------------
Margaret W. Russell       $1,080                      $25,048                    16
--------------------------------------------------------------------------------------------
Philip C. Smith*          $1,080                      $25,080                    16
--------------------------------------------------------------------------------------------
Francis A. Sunderland*     $112                       $10,528                    N/A
--------------------------------------------------------------------------------------------


*Retired

Retirement Plan for Eligible Directors/Trustees

    Effective September 12, 1995, the Directors instituted a Retirement Plan for Eligible Directors/Trustees (the "Plan") pursuant to which each Director/Trustee (who is not an employee of any of the Funds, the Advisor, Administrator or Distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board. Pursuant to the Plan, the normal retirement date is the date on which the eligible Director/Trustee has attained age 65 and has completed at least ten years of continuous and non-forfeited service with one or more of the investment companies advised by LMC (or its affiliates) (collectively, the "Covered Funds"). Each eligible Director/Trustee is entitled to receive from the Covered Fund an annual benefit commencing on the first day of the calendar quarter coincident with or next following his date of retirement equal to 5% of his compensation multiplied by the number of such Director/Trustee's years of service (not in excess of 15 years) completed with respect to any of the Covered Portfolios. Such benefit is payable to each eligible Director in quarterly installments for ten years following the date of retirement or the life of the Director/Trustee. The Plan establishes age 72 as a mandatory retirement age for Directors/Trustees; however, Director/Trustees serving the Funds as of September 12, 1995 are not subject to such mandatory retirement. Directors/Trustees serving the Funds as of September 12, 1995 who elect retirement under the Plan prior to September 12, 1996 will receive an annual retirement benefit at any increased compensation level if compensation is increased prior to September 12, 1997 and receive spousal benefits (i.e., in the event the Director/Trustee dies prior to receiving full benefits under the Plan, the Director/Trustee's spouse (if any) will be entitled to receive the retirement benefit within the 10 year period.)

    Retiring Directors will be eligible to serve as Honorary Directors for one year after retirement and will be entitled to be reimbursed for travel expenses to attend a maximum of two meetings.


    Set forth in the table below are the estimated annual benefits payable to an eligible Director upon retirement assuming various compensation and years of service classifications. As of December 31, 1996, the estimated credited years of service for Directors Chadha, Duer, Maher, McCosh, Miller, Preston and Russell are 1,18, 1, 1, 22, 18 and 15, respectively.


                  Highest Annual Compensation Paid by All Funds
                  ---------------------------------------------

                      $20,000   $25,000   $30,000   $35,000

       Years of
       Service      Estimated Annual Benefit Upon Retirement
       --------     ----------------------------------------

          15          $15,000   $18,750   $22,500   $26,250
          14           14,000    17,500    21,000    24,500
          13           13,000    16,250    19,500    22,750
          12           12,000    15,000    18,000    21,000
          11           11,000    13,750    16,500    19,250
          10           10,000    12,500    15,000    17,500

                             INVESTMENT RESTRICTIONS

    The Fund's investment objective, as described under "investment policy" and the following investment restrictions are matters or fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:

    (1) the Fund will not issue any  senior  security  (as  defined  in the 1940
        Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c} the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act.

    (2) at the end of each quarter of the taxable year, (i) with respect to at least 50% of the market value of the Fund's assets, the Fund may invest in cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purchases of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and
        (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

    (3) the Fund will not concentrate its investments by investing more than 25% of its assets in the securities of issuers in any one industry. This limit will not apply to oil and gas related securities and to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

    (4) the Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, and may enter into forward currency contracts.

    (5) the Fund will not purchase real estate, interests in real estate or real estate limited partnership interest except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

    (6) the Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations,
        (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

    (7) the Fund will not borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made;
        (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber then in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test. The Fund will only invest in reverse repurchase agreements up to 5% of the Fund's total assets.

    (8) the Fund will not act as underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

In additional to the above fundamental restrictions, the Fund has undertaken the following non fundamental restrictions, which may be changed in the future by the Board of Directors, without a vote of the shareholders of the Fund:

    (1) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to
        Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

    (2) The Fund will not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund.

    (3) The Fund may invest up to 15% of the value of its assets in warrants. This restriction on the purchase of warrants does not apply to warrants attached to, or otherwise included in, a unit with other securities.

    (4) The Fund may purchase and sell futures contracts and related options under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Fund's total assets, at market value; and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.


    (5) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act.

    (6) The Fund will not invest for the purpose of exercising control over or management of any company.

    (7) The Fund will not participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the investment adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.


The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

         INVESTMENT ADVISER, SUB-ADVISER, DISTRIBUTOR AND ADMINISTRATOR

    Lexington Management Corporation ("LMC"), P.O. Box 1515, Saddle Brook, New Jersey 07663 is the investment adviser to the Fund pursuant to an Investment Management Agreement dated February 27, 1996 (the "Advisory Agreement"). Lexington Funds Distributor, Inc. ("LFD") is the distributor of Fund shares pursuant to a Distribution Agreement dated Feburary 27, 1996 (the "Distribution Agreement"). LMC has entered into a sub-adviser contract with Troika Dialog Asset Management under which TDAM will provide the Fund with investment advice and management of the Fund's investment program. LMC makes recommendations to the Fund with respect to its investments and investment policies. These agreements were approved by the Fund's Board of Directors (including a majority of the Directors who were not parties to either the Advisory Agreement, Sub-Advisory Agreement or the Distribution Agreement or "interested persons" of any such party) on February 27, 1996.

    LMC also acts as administrator to the Fund and performs certain administrative and accounting services, including but not limited to, maintaining general ledger accounts, regulatory compliance, preparation of financial information for semiannual and annual reports, preparing registration statements, calculating net asset values, shareholder communications and supervision of the custodian, transfer agent and provides facilities for such services. The Fund shall reimburse LMC for its actual cost in providing such services, facilities and expenses.

    LMC's investment advisory fee will be reduced for any fiscal year by any amount necessary to prevent Fund expenses from exceeding the most restrictive expense limitations imposed by the securities laws or regulations of those states or jurisdictions in which the Fund's shares are registered or qualified for sale. LFD pays the advertising and sales expenses related to the continuous offering of Fund shares, including the cost of printing prospectuses, proxies and shareholder reports for persons other than existing shareholders. The Fund furnishes LFD, at printer's overrun cost paid by LFD, such copies of its prospectus and annual, semi-annual and other reports and shareholder communications as may reasonably be required for sales purposes.


     LMC has agreed to voluntarily limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses but including management fee and operating expenses) to an annual rate of 3.35% of the Fund's average net assets through April 30, 1997 or such later date as may be determined by LMC. For the fiscal year ended December 31, 1996, the Fund paid LMC $105,882 in investment advisory fees and LMC reimbursed the Fund $145,137 in expense reimbursements.

    The Advisory Agreement, Sub-Advisory Agreement, the Distribution Agreement and the Administrative Services Agreement are subject to annual approval by the Fund's Board of Directors and by the affirmative vote, cast in person at a meeting called for such purpose, of a majority of the Directors who are not parties either to the Advisory Agreement, Sub-Advisory Agreement or the Distribution Agreement, as the case may be, or "interested persons" of any such party. Either the Fund or LMC may terminate the Advisory Agreement and the Fund or LFD may terminate the Distribution Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of assignment, as defined in the Investment Company Act of 1940. As compensation for its services, the Fund pays LMC a monthly management fee at the annual rate of 1.25% of the average daily net assets. This fee is higher than that paid by most other investment companies. However, it is not necessarily greater than the management fee of other investment companies with objectives and policies similar to this Fund. LMC will pay TDAM an annual sub-advisory fee of 0.625% of the Fund's average daily net assets. The sub-advisory fee will be paid by LMC, not the Fund.

    LMC as owner of the registered service mark "Lexington" will sublicense to the Fund to include the word "Lexington" as part of its corporate name subject to revocation by LMC in the event that the Fund ceases to engage LMC or its affiliate as investment adviser or distributor. TDAM has authorized the Fund to include the word "Troika Dialog" as part of it's corporate name subject to revocation by TDAM in the event the Fund ceases to engage TDAM as Sub-Adviser. In that event the Fund will be required upon demand of LMC or TDAM to change its name to delete the word "Lexington" or "Troika Dialog" therefrom.

    LMC shall not be liable to the Fund or its shareholders for any act or omission by LMC, its officers, directors or employees or any loss sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

    LMC and LFD are wholly owned subsidiaries of Lexington Global Asset Managers, Inc., a publicly traded corporation. Descendants of Lunsford
Richardson, Sr., their spouses, trusts and other related entities have a majority voting control of outstanding shares of Lexington Global Asset Managers, Inc.


    Of the directors, officers or employees ("affiliated persons") of the Fund, Messrs. Corniotes, DeMichele, Faust, Hisey, Kantor and Luehs and Mmes. Carnicelli, Carr, Curcio, Gilfillan, Lederer and Mosca (see "Management of the Fund"), may also be deemed affiliates of LMC and LFD by virtue of being officers, directors or employees thereof.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with this policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and such other policies as the Directors may determine, LMC and Troika Dialog may consider sales of shares of the Fund and of the other Lexington Funds as a factor in the selection of brokers and dealers and the market in which a transaction is executed. However, pursuant to the Fund's investment management agreement, management consideration may be given in the selection of broker-dealers to research provided and payment may be made of a commission higher than that charged by another broker-dealer which does not furnish research services or which furnishes research services deemed to be a lesser value, so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934 are met.
Section 28(e) of the Securities Exchange Act of 1934 was adopted in 1975 and specifies that a person with investment discretion shall not be "deemed to have acted unlawfully or to have breached a fiduciary duty" solely because such person has caused the account to pay higher commission than the lowest available under certain circumstances, provided that the person so exercising investment discretion makes a good faith determination that the person so commissions paid are "reasonable in the relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion."

    Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services might exceed commissions that would be payable for executions services alone. Nor generally can the value of research services to the Fund be measured. Research services furnished might be useful and of value to LMC and Troika Dialog and its affiliates, in serving other clients as well as the Fund. On the other hand, any research services obtained by LMC and TDAM or its affiliates from the placement of portfolio brokerage of other clients might be useful and of value to LMC and TDAM in carrying out its obligations to the Fund. Fixed commissions of foreign stock exchange transactions are generally higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

    The Directors have adopted certain procedures incorporating the standards of Rule 17e-1 under the Investment Company Act of 1940, as amended, which require that the commissions paid to LFD or to broker-dealers affiliated with

LFD must be "reasonable and fair compared to the commission, fee or other remuneration comparable transactions involving similar transactions and similar securities . . . being purchased or sold on a securities . . . exchange during a comparable period of time". Rule 17e-1 and the procedures require the Directors to periodically review the transactions with affiliated broker-dealers and the procedures themselves. The procedures also require LMC and Troika Dialog to furnish reports to the Directors and to maintain records in connection with commissions paid to affiliated broker-dealers.

                              REDEMPTION OF SHARES

    The Fund has elected, pursuant to Rule 18F-1 of the Investment Company Act of 1940, to pay in cash all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of request for redemptions in excess of such amounts, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency, or if the payments of such redemption in cash would be detrimental to the existing shareholders of the Fund. In such circumstances the securities distributed would be valued at the price used to compute the Fund's net assets. Should the Fund do so, a shareholder may incur brokerage fees in converting the securities to cash.

                        DETERMINATION OF NET ASSET VALUE

    The Fund calculates net asset value as of the close of normal trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each business day. It is expected that the New York Stock Exchange will be closed on Saturdays and Sundays and on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. See the Prospectus for the further discussion of net asset value.

                          TELEPHONE EXCHANGE PROVISIONS

    Exchange instructions may be given in writing or by telephone. Telephone exchanges may only be made if a Telephone Authorization form has been previously executed and filed with LFD. Telephone exchanges are permitted only after a minimum of seven (7) days have elapsed from the date of a previous exchange. Exchanges may not be made until all checks in payment for the shares to be exchanged have been cleared.

    Telephonic exchanges can only involve shares held on deposit at State Street Bank and Trust Company (the "Agent"); shares held in certificate form by the shareholder cannot be included. However, outstanding certificates can be returned to the Agent and qualify for these services. Any new account established with the same registration will also have the privilege of exchange by telephone in the Lexington Funds. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the shares were transferred and will also have the privilege of exchange by telephone in the Lexington Funds in which these services are available.

    By checking the box on the New Account Application authorizing telephone exchange services, a shareholder constitutes and appoints LFD, distributor of the Lexington Group of Mutual Funds, as the true and lawful attorney to surrender for redemption or exchange any and all non-certificate shares held by the Agent in account(s) designated, or in any other account with the Lexington Funds, present or future which has the identical registration, with full power of substitution in the premises, authorizes and directs LFD to act upon any instruction from any person by telephone for exchange of shares held in any of these accounts, to purchase shares of any other Lexington Fund that is available, provided the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed, and agrees that neither LFD, the Agent, or the Fund(s) will be liable for any loss, expense or cost arising out of any requests effected in accordance with this authorization which would include requests effected by impostors or persons otherwise unauthorized to act on behalf of the account. LFD reserves the right to cease to act as agent subject to the above appointment upon thirty (30) days written notice to the address of record. If the shareholder is an entity other than an individual, such entity may be required to certify that certain persons have been duly elected and are now legally holding the titles given and that the said corporation, trust, unincorporated association, etc. is duly organized and existing and has the power to take action called for by this continuing authorization .

    Exchange   Authorizations   forms,   Telephone   Authorization   forms   and
prospectuses of the other funds may be obtained from LFD.

    LFD has made arrangements with certain dealers to accept instructions by telephone to exchange shares of the Fund or shares of one of the other Lexington Funds at net asset value as described above. Under this procedure, the dealer must agree to indemnify LFD and the funds from any loss or liability that any of them might incur as a result of the acceptance of such telephone exchange orders. A properly signed Exchange Authorization must be received by LFD within 5 days of the exchange request. LFD reserves the right to reject any telephone exchange request. In each such exchange, the registration of the shares of the Fund being acquired must be identical to the registration of the shares of the Fund being exchanged. Any telephone exchange orders so rejected may be processed by mail.

    This exchange offer is available only in states where shares of the Fund being acquired may legally be sold and may be modified or terminated at any time by the Fund. Broker-dealers who process exchange orders on behalf of their customers may charge a fee for their services. Such fee may be avoided by making requests for exchange directly to the Fund or Agent.

                         TAX-SHELTERED RETIREMENT PLANS

    The Fund makes available a variety of Prototype Pension and Profit Sharing plans including a 401(k) Salary Reduction Plan and a 403(b)(7} Plan. Plan services are available by contacting the Shareholder Services Department of the Distributor at 1-800-526-0056.


    INDIVIDUAL RETIREMENT ACCOUNT ("IRA"): Individuals may make tax deductible contributions to their own Individual Retirement Accounts established under
Section 408 of the Internal Revenue Code (the "Code"). Married investors filing a joint return neither of whom is an active participant in an employer sponsored retirement plan, or who have an adjusted gross income of $40,000 or less ($25,000 or less for single taxpayers) may continue to make a $2,000 annual deductible IRA contribution. For adjusted gross incomes above $40,000 ($25,000 for single taxpayers, the IRA deduction limit is generally phased out ratably over the next $10,000 of adjusted gross income, subject to a minimum $200 deductible contribution. Investors who are not able to deduct a full $2,000 IRA contribution because of the limitations may make a nondeductible contribution to their IRA to the extent a deductible contribution is not allowed. Federal income tax on accumulations earned on nondeductible contributions is deferred until such time as these amounts are deemed distributed to an investor. Rollovers are also permitted under the Plan. The disclosure statement required by the Internal Revenue Service ("IRS") is provided by the Fund.


    The minimum initial investment to establish a tax-sheltered plan is $250. Subsequent investments are subject to a minimum of $50 for each account.


    SELF-EMPLOYED RETIREMENT PLAN (HR-10): Self-employed individuals may make tax deductible contributions to a prototype defined contribution pension plan or profit sharing plan. There are, however, a number of special rules which apply when self-employed individuals participate in such plans. Currently purchase payments under a self-employed plan are deductible only to the extent of the lesser of (i) $30,000 or (ii) 25% of the individual's earned annual income (as defined in the Code) and in applying these limitations not more than $150,000 of "earned income" may be taken into account.


    CORPORATE PENSION AND PROFIT SHARING PLANS: The Fund makes available a Prototype Defined Contribution Pension Plan and a Prototype Profit Sharing Plan.

    All purchases and redemptions of Fund shares pursuant to any one of the Fund's tax sheltered plans must be carried out in accordance with the provisions of the Plan. Accordingly, all plan documents should be reviewed carefully before adopting or enrolling in the Plan. Investors should especially note that a penalty tax of 10% may be imposed by the IRS on early withdrawals under corporate, Keogh or IRA plans. It is recommended by the IRS that an investor consult a tax adviser before investing in the Fund through any of these plans.

    An investor participating in any of the Fund's special plans has no obligation to continue to invest in the Fund and may terminate the Plan with the Fund at any time. Except for expenses of sales and promotion, executive and administrative personnel, and certain services which are furnished by LMC, the cost of the plans generally is borne by the Fund; however, each IRA Plan account is subject to an annual maintenance fee of $12.00 charged by the Agent.

                                   TAX MATTERS

    The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

    The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.

    In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by the Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from such sale or other disposition of securities for this purpose.


    In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss.

    In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

    Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by the Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, the Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.


    Certain transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. Under Treasury Regulations, gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

    The Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it may elect to treat the PFIC as a qualified electing fund (a "QEF") in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earning or capital gain from the PFIC. If the Fund does not elect to treat the PFIC as a QEF, then in general
(1) any gain recognized by the Fund upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, the sum of (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year and (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

    Under proposed Treasury Regulations the Fund can elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Fund's adjusted tax basis in that share ("mark to market gain"). Such mark to market gain will be included by the Fund as ordinary income and will not be subject to the Short-Short Gain Test, and the Fund's holding period with respect to such PFIC stock will commence on the first day of the next taxable year. If the Fund makes such election in the first taxable year it holds PFIC stock, it will not incur the tax described in the previous paragraph.


    Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.


    In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.


    If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

    A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

    For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

    The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

    The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they generally should not qualify for the 70% dividends-received deduction for corporate shareholders.


    A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.


    Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.



    Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

    Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

    Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although they economically constitute a return of capital to the shareholder.


    Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


    The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly an, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).


Sale or Redemption of Shares


    A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


Foreign Shareholders

    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.


    If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.


     If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


    In the case of foreign noncorporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.


    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

    The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

    Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                             PERFORMANCE CALCULATION

    For the purpose of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC rules"), funds advertising performance must include total return quotes calculated according to the following formula:

     P(l + T)n        = ERV

     Where:   P       = a hypothetical initial payment of $1,000

              T       = average annual total return

              n       = number of years (1, 5 or 10)

              ERV     = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

    Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.


    The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., or with the performance of the Standard and Poor's 500 Stock Price Index, Dow Jones Industrial Average Index, Morgan Stanley Capital International (EAFE) Index or, Russian Trading System Index, Moscow Times Index, the Fund calculates its aggregate total return for the specified periods of time assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. For the period from 7/3/96 (commencement of operations) to December 31, 1996, the average annual standard total return was -9.01%.


                               SHAREHOLDER REPORTS

    Shareholders will receive reports at least semi-annually showing the Fund's holdings and other information. In addition, shareholders will receive annual financial statements audited by KPMG Peat Marwick LLP, the Fund's independent auditors.


                                OTHER INFORMATION

    As of February 21, 1997, the following persons are known by fund management to have owned beneficially, directly or indirectly, 5% or more of the outstanding shares of Lexington Troika Dialog Russia Fund, Inc. Smith Richardson Foundation, 60 Jesup Road, Westport, Ct 06880, 25% and Piedmont Associates, P.O. Box 20124, Greensboro, N. C. 27420, 17%.

Lexington Troika Dialog Russia Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996

  Number                                                                 Value
of Shares                              Security                         (Note 1)
--------------------------------------------------------------------------------
             Common Stock: 79.8%

             Food Wholesalers: 3.3%
    21,360   Krasny Oktyabr2 ......................................  $  448,560
                                                                     ----------

             Merchandising: 2.8%
     9,000   Trade House GUM2 .....................................     247,500
     2,500   Trade House GUM (ADR)2 ...............................     140,417
                                                                     ----------
                                                                        387,917
                                                                     ----------

             Natural Gas: 2.6%
    20,500   Gazprom (ADR)2 .......................................     361,825
                                                                     ----------

             Oil & Gas Drilling: 14.7%
   130,000   Kondpetroleum2 .......................................     188,500
   135,000   Megionneftegaz2 ......................................     432,000
    40,000   Megionneftegaz (Preferred shares)2 ...................      85,400
    10,000   Nizhnevartovskneftegaz (Preferred shares)1,2 .........      25,000
    79,000   Noyabrskneftegaz2 ....................................     495,725
    30,000   Noyabrskneftegaz (Preferred shares)2 .................     126,000
   150,000   Orenburgneft2 ........................................     405,000
     6,000   Tatneft (ADR)2 .......................................     288,000
                                                                     ----------
                                                                      2,045,625
                                                                     ----------


             Oil & Gas Exploration: 18.4%
    25,000   Chernogorneft2 .......................................     298,750
    25,000   Chernogorneft (ADR)2 .................................     312,500
    35,000   LUKoil Holdings2 .....................................     395,500
     7,000   LUKoil Holdings of Russia (ADR) ......................     326,060
    12,200   Permenergo2 ..........................................     201,910
     2,000   Permneft2 ............................................     101,000
   200,000   Purneftegaz2 .........................................     520,000
    65,000   Tomskneft2 ...........................................     317,200
    10,000   Tomskneft (Preferred shares)2 ........................      34,550
     1,000   Udmurtneft1,2 ........................................      38,500
                                                                     ----------
                                                                      2,545,970
                                                                     ----------

             Services: 0.2%
    80,000   Tsum Jsc Torgovy2 ....................................      31,240
                                                                     ----------

Lexington Troika Dialog Russia Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996 (continued)


   Number
 of Shares
or Principal                                                              Value
  Amount                               Security                         (Note 1)
--------------------------------------------------------------------------------
             Telecommunications: 21.7%
     6,110   Chelyabinskvyazinform1,2 ...............................$   91,650
     2,600   Chelyabinskvyazinform (Preferred shares)1,2 ............    27,999
   210,000   Irkutskelectrosvyaz2 ...................................   115,500
     1,022   Moscow Telephone Systems2 ..............................   756,280
       600   Moscow Telephone Systems (Preferred shares)2 ...........   255,000
   126,000   Nizhnovsvyazinform1,2 ..................................   252,000
   100,000   Nizhnovsvyazinform (Preferred shares)1,2 ...............   110,000
   285,000   Rostelekom2 ............................................   689,700
    50,000   Rostelekom (Preferred shares)2 .........................    93,500
     2,500   Samarasvyazinform2 .....................................   112,500
     3,000   Samarasvyazinform (Preferred shares)1,2 ................    90,000
   300,000   St. Petersburg Telecommunication2 ......................   330,000
   100,000   St. Petersburg Telecommunication (Preferred shares)1,2 .    75,000
                                                                     ----------
                                                                      2,999,129
                                                                     ----------
             Transportation-Shipping: 0.1%
    10,000   Primorsk Sea Shipping1,2 ...............................    17,500
                                                                     ----------


             Utilities: 16.0%
 2,500,000   Irkutskenergo2 .........................................   331,250
   250,000   Lenenergo (Preferred shares)2 ..........................    65,000
   400,000   Mosenergo2 .............................................   408,000
     3,000   Mosenergo (ADR)2 .......................................    92,001
   800,000   Samaraenergo2 ..........................................   268,000
   624,000   Sverdlovskenergo (Preferred shares)1,2 .................    96,720
 9,000,000   Unified Energy System2 .................................   819,000
 2,000,000   Unified Energy System (Preferred shares)2 ..............   133,200
                                                                     ----------
                                                                      2,213,171
                                                                     ----------
             Total Common Stock
             (Cost $10,092,963) .....................................11,050,937
                                                                     ----------

             Government Obligations: 10.5%
$1,500,000   Russian Ministry of Finance Note
             9.25%, due 11/27/01 (Cost $1,493,538) .................. 1,450,314
                                                                     ----------

Lexington Troika Dialog Russia Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996 (continued)

 Principal                                                              Value
  Amount                               Security                         (Note 1)
--------------------------------------------------------------------------------
             Short-Term Investments: 8.4%
  $400,000   United States Treasury Bill 5.13% due 02/06/97 ....... $   397,932
   800,000   United States Treasury Bill 5.16% due 12/11/97 .......     760,128
                                                                    -----------

             Total Short-Term Investments
             (Cost $1,158,253) ....................................   1,158,060
                                                                    -----------

             Total Investments: 98.7%
             (Cost $12,744,754+) (Note 1) .........................  13,659,311


             Other assets in excess of liabilities: 1.3% ..........     187,145
                                                                    -----------

             Total Net Assets: 100.0%
             (equivalent to $11.24 per share on 1,232,123
             shares outstanding) .................................. $13,846,456
                                                                    ===========

1Restricted Security (Note 7).
2Non-income producing security.
ADR-American Depository Receipt.
+Aggregate cost for Federal income tax purposes is $12,799,837.





   The Notes to Financial Statements are an integral part of this statement.

Lexington Troika Dialog Russia Fund, Inc.
Statement of Assets and Liabilities
December 31, 1996

Assets
Investments, at value (cost $12,744,754) (Note 1) ................  $13,659,311
Cash .............................................................      498,580
Due from Lexington Management Corporation (Note 2) ...............       80,159
Receivable for investment securities sold ........................      300,000
Receivable for shares sold .......................................       67,140
Interest receivable ..............................................       16,090
Deferred organization expense, net (Note 1) ......................       94,533
Other receivable .................................................           72
                                                                    -----------
          Total Assets ...........................................   14,715,885
                                                                    -----------

Liabilities
Payable for investment securities purchased ......................      625,250
Distributions payable ............................................        4,565
Accrued expenses .................................................      132,596
Other liabilities ................................................      107,018
                                                                    -----------
          Total Liabilities ......................................      869,429
                                                                    -----------

Net Assets (equivalent to $11.24 per share
  on 1,232,123 shares outstanding) (Note 4) ......................  $13,846,456
                                                                    ===========

Net Assets consist of:
Capital stock-authorized 1,000,000,000 shares, $.001
  par value per share ............................................  $     1,232
Additional paid in capital .......................................   12,911,542
Accumulated net realized gain on investments (Note 1) ............       19,125
Unrealized appreciation on investments ...........................      914,557
                                                                    -----------
          Total Net Assets .......................................  $13,846,456
                                                                    ===========

   The Notes to Financial Statements are an integral part of this statement.

Lexington Troika Dialog Russia Fund, Inc.
Statement of Operations
June 3, 1996 (commencement of operations) to December 31, 1996

Investment Income
     Interest ..............................................          $  98,409
                                                                      ---------


Expenses
   Custodian expense .......................................  105,882
   Investment advisory fee (Note 2) ........................   65,149
   Professional fees .......................................   34,058
   Directors' fees and expenses ............................   26,509
   Printing and mailing expenses ...........................   16,620
   Distribution expense (Note 3) ...........................   13,030
   Amortization of deferred organization costs (Note 1) ....   12,485
   Transfer agent and shareholder servicing expense (Note 2)    9,640
   Accounting expenses (Note 2) ............................    7,477
   Registration fees .......................................    3,278
   Computer processing fees ................................    2,886
   Other expenses ..........................................    4,557
                                                              -------
       Total expenses ......................................  301,571
         Less: expenses voluntarily reimbursed by the
           investment adviser (Note 2) .....................  145,137   156,434
                                                             -------- ---------
           Net investment loss .............................            (58,025)


Realized and Unrealized Gain on Investments (Note 5)
    Net realized gain on investments .......................            457,898

    Net change in unrealized appreciation on investments ...            914,557
                                                                     ----------
           Net realized and unrealized gain ................          1,372,455
                                                                     ----------
Increase in Net Assets Resulting from Operations ...........         $1,314,430
                                                                     ==========


   The Notes to Financial Statements are an integral part of this statement.

Lexington Troika Dialog Russia Fund, Inc.
Statement of Changes in Net Assets
June 3, 1996 (commencement of operations) to December 31, 1996


Net investment loss ..............................................  $   (58,025)
Net realized gain from investments ...............................      457,898
Net change in unrealized appreciation on investments .............      914,557
                                                                    -----------
    Net increase in net assets resulting from operations .........    1,314,430


Distributions to shareholders from net realized gains on
  investments ....................................................     (380,748)
Increase in net assets from capital share transactions (Note 4) ..   12,912,774
                                                                    -----------
    Net increase in net assets ...................................   13,846,456


Net Assets:
Beginning of period ..............................................        -
                                                                    -----------
End of period ....................................................  $13,846,456
                                                                    ===========


   The Notes to Financial Statements are an integral part of this statement.

Lexington Troika Dialog Russia Fund, Inc.
Notes to Financial Statements
June 3, 1996 (commencement of operations) to December 31, 1996

1. Significant Accounting Policies

Lexington Troika Dialog Russia Fund, Inc. (the "Fund") is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation through investments primarily in the equity securities of "Russian Companies" as defined in the prospectus. The Fund commenced operations on June 3, 1996 and its registration statement became effective on July 3, 1996. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Investments Security transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked price is used. However, when Fund management deems it appropriate, prices obtained for the day of valuation from a third party pricing service will be used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked price. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income is recorded on the ex-dividend date. Occasionally dividend information on foreign securities is received after the ex-dividend date and the income is recorded as soon as the information is available to the Fund. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

    Foreign Currency Transactions Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in a foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations. There were no forward foreign currency exchange contracts outstanding at December 31, 1996.

    Federal Income Taxes It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

    Distributions Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. At December 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book / tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains, and net assets were not affected by this change.

Lexington Troika Dialog Russia Fund, Inc.
Notes to Financial Statements
June 3, 1996 (commencement of operations) to December 31, 1996 (continued)

    Deferred Organization Expenses Organization expenses aggregating $107,018 have been deferred and are being amortized on a straight-line basis over five years.


    Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


2. Investment Advisory Fee and Other Transactions with Affiliate


The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.25% of the Fund's average daily net assets. In connection with providing investment advisory services, LMC has entered into a sub-advisory contract with Troika Dialog Asset Management, ZAO ("Troika") under which Troika provides the Fund with investment management services. Pursuant to the terms of the sub-advisory contract between LMC and Troika, LMC pays Troika a monthly sub-advisory fee at the annual rate of 0.625% of the Fund's average daily net assets. LMC has voluntarily agreed to reimburse the Fund for certain expenses. The investment advisory fee and expense reimbursement are set forth in the statement of operations.

    The Fund also reimbursed LMC for certain expenses, including accounting and shareholder servicing costs of $11,626 which were incurred by the Fund, but paid by LMC.


3. Distribution Plan


The Fund has a Distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the period ended December 31, 1996 were $13,030 and are set forth in the statement of operations.


4. Capital Stock

Transactions in capital stock were as follows:

                                                           June 3, 1996
                                                   (commencement of operations)
                                                      to December 31, 1996
                                                  -----------------------------
                                                    Shares             Amount
                                                  ---------         -----------
Shares sold ....................................  1,211,091         $12,667,903
Shares issued on reinvestment of dividends .....     33,799             376,183
                                                  ---------         -----------
                                                  1,244,890          13,044,086

Shares redeemed ................................    (12,767)           (131,312)
                                                  ---------         -----------
  Net increase .................................  1,232,123         $12,912,774
                                                  ---------         -----------

Lexington Troika Dialog Russia Fund, Inc.
Notes to Financial Statements
June 3, 1996 (commencement of operations) to December 31, 1996 (continued)

5. Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales of securities for the period ended December 31, 1996, excluding short-term securities, were $ 16,573,159 and $5,444,180, respectively.

    At December 31, 1996, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,422,719 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $563,245.

6. Investment and Concentration Risks

The Fund's investments are concentrated in Russian securities and are therefore exposed to the risks associated with that country. These risks, which may not be present in domestic investments or in other developed countries, include:

    Market, Concentration, and Liquidity Risks The Russian securities markets are substantially smaller, less liquid, and significantly more volatile than the securities markets in the United States. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading volume. Due to these factors, obtaining prices on portfolio securities from independent sources may be more difficult than in other markets. In addition, despite the Fund's policies and procedures addressing liquidity, it may be difficult for the Fund to obtain or dispose of some investment securities because of poor liquidity.

    Settlement and Custody Risks Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing, and registration are subject to significant risks not normally associated with investments in the United States and more developed markets. Ownership of shares is defined according to entries in the company's share register (maintained by third party registrars) and normally evidenced by extracts from the register. These registrars are not necessarily subject to effective state supervision, and it is possible for the fund to lose its registration through fraud, negligence, or even mere oversight. In addition, the extracts have no legal enforceability, and it is possible that subsequent illegal amendment or other fraudulent acts may deprive the Fund of its ownership rights. Uncertainty in settlement results from the time necessary for buyers and sellers to physically deliver documents to the registrars which may be located in remote areas. In the case of purchases, payment is not made until the custodian has physically received the extract. For sales, the client may be forced to remit securities before payment is received.

    Foreign Currency and Exchange Risk The Fund's assets are invested in securities which are denominated in rubles. Rubles are not yet freely convertible into other currencies outside Russia. The value of the assets of the Fund and its income, as measured in U.S. dollars, may suffer significant declines due to disruptions in the ruble market, or be otherwise adversely affected by exchange control regulations.

Lexington Troika Dialog Russia Fund, Inc.
Notes to Financial Statements
June 3, 1996 (commencement of operations) to December 31, 1996 (continued)

6. Investment and Concentration Risks (continued)

    Political and Economic Risk Since the breakup of the Soviet Union at the end of 1991, Russia has experienced dramatic political and social change. The political system in Russia is emerging from a long history of extensive state involvement in economic affairs. The country is undergoing a rapid transition from a centrally-controlled command system to a market-oriented, democratic model. The Fund may be affected unfavorably by political or diplomatic developments, social instability, changes in government policies, taxation and interest rates, currency repatriation restrictions and other political and economic developments in the law or regulations in Russia and, in particular, the risk of expropriation, nationalization and confiscation of assets and changes in legislation relating to foreign ownership.

    In addition to the risks described above, risks may arise from forward foreign currency exchange contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

7. Restricted Securities

Pursuant to guidelines adopted by the Fund's Board of Directors, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value, at the time of purchase.


                                                   Acquisition  Average Cost              Percent of
          Security                          Shares    Date       Per Share  Market Value  Net Assets
          --------                          ------    ----       ---------  ------------  ----------

Chelyabinskvyazinform ...................    6,110   11/19/96      $17.72     $ 91,650       0.66%
Chelyabinskvyazinform (Preferred
  shares) ...............................    2,600   11/19/96       17.23       27,999       0.20
Nizhnevartovskneftegaz (Preferred
  shares) ...............................   10,000    11/1/96        3.30       25,000       0.18
Nizhnovsvyazinform ......................  126,000     8/1/96        0.96      252,000       1.82
Nizhnovsvyazinform (Preferred shares) ...  100,000   11/20/96        1.60      110,000       0.79
Primorsk Sea Shipping ...................   10,000    6/19/96        2.00       17,500       0.13
Samarasvyazinform (Preferred shares) ....    3,000   11/19/96       36.50       90,000       0.65
St. Petersburg Telecommunication
  (Preferred shares) ....................  100,000    12/5/96        0.96       75,000       0.54
Sverdlovskenergo (Preferred shares) .....  624,000     9/4/96        0.14       96,720       0.70
Urdmurtneft .............................    1,000    12/3/96       40.00       38,500       0.28
                                                                              --------       ----
                                                                              $824,369       5.95%
                                                                              ========       ====

                                       24

Lexington Troika Dialog Russia Fund, Inc.
Financial Highlights

Selected per share data for a share outstanding throughout the period:
July 3, 1996 (effective SEC registration date) to December 31, 1996**



Net asset value, beginning of period ..............................................................................     $12.12
                                                                                                                        ------
Loss from investment operations:
  Net investment loss .............................................................................................      (0.05)
  Net  realized and  unrealized  loss on  investments .............................................................      (0.51)
                                                                                                                        ------
Total loss from investment  operations ............................................................................      (0.56)
Less  distributions:
  Distributions  from net realized gains ..........................................................................      (0.32)
                                                                                                                        ------
Net asset value, end of period                                                                                          $11.24
                                                                                                                        ======
Total return (9.01%)*
Ratio to average net assets:
  Expenses,  before reimbursement or waivers ......................................................................       5.07%*
  Expenses, net of reimbursement or waivers .......................................................................       2.65%*
  Net investment loss, before reimbursement or waivers ............................................................      (3.69%)*
  Net  investment  loss ...........................................................................................      (1.27%)*
Portfolio turnover rate ...........................................................................................     115.55%*
Average  commissions paid on equity  security  transactions .......................................................          -***
Net  assets  at end of period  (000's omitted) ....................................................................    $13,846


  *Annualized


 **The Fund's commencement of operations was  June 3, 1996  with  the investment of its initial capital.  The Fund's registration statement  with  the  Securities  and  Exchange Commission became effective on July 3, 1996. Financial  results  prior  to the effective date of the Fund's registration statement are not presented in this Financial Highlights Table.

***The average commission paid on equity security transactions for  the  period  ended  December 31, 1996  was less  than  $0.005 per share of securities purchased and sold.
[/FN]

Independent Auditors' Report


The Board of Directors and Shareholders
Lexington Troika Dialog Russia Fund, Inc.:

    We have audited the accompanying statements of net assets (including the portfolio of investments) and assets and liabilities of Lexington Troika Dialog Russia Fund, Inc. as of December 31, 1996, the related statements of operations and changes in net assets, for the period from June 3, 1996 (commencement of operations) to December 31, 1996, and the financial highlights for the period from July 3, 1996 (effective SEC registration date) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. As to securities purchased or sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lexington Troika Dialog Russia Fund, Inc. as of December 31, 1996, the results of its operations and changes in its net assets for the period from June 3, 1996 (commencement of operations) to December 31, 1996, and the financial highlights for the period from July 3, 1996 (effective SEC registration date) to December 31, 1996, in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP



New York, New York
February 10, 1997









                                       26